                    As filed with the SEC on March 16, 1998


         Excelsior Funds, Inc. - Registration Nos. 2-92665; 811-4088


                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549


                                   FORM N-1A


      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]


       Excelsior Funds, Inc.:  Post-Effective Amendment No. 31        [X]

                                      and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY     [X]

                                  ACT OF 1940

                   Excelsior Funds, Inc.:  Amendment No. 33           [X]


              (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                       Boston, Massachusetts  02108-3913
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number:  (800) 446-1012


                            W. Bruce McConnel, III
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania  19107-3496
                    (Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)


[X]      immediately upon filing pursuant to paragraph (b)
[ ]      on (date) pursuant to paragraph (b)
[ ]      60 days after filing pursuant to paragraph (a)(1)
[ ]      on (date) pursuant to paragraph (a)(1)
[ ]      75 days after filing pursuant to paragraph (a)(2)
[ ]      on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         _____________________________

Title of Securities Being Registered................Class U and Class V shares of Common Stock

                             CROSS-REFERENCE SHEET
                             ---------------------

                             EXCELSIOR FUNDS, INC.
                   (Large Cap Growth and Real Estate Funds)


Form N-1A, Part A, Item                       Prospectus Caption
-----------------------                       ------------------

1.   Cover Page............................   Cover Page


2.   Synopsis..............................   Prospectus Summary;
                                              Expense Summary


3.   Condensed Financial Information.......   Financial
                                              Highlights; Performance
                                              and Yield Information


4.   General Description of Registrant.....   Prospectus Summary; Investment
                                              Objectives and Policies; Portfolio
                                              Instruments and Other Investment
                                              Information; Investment
                                              Limitations


5.   Management of the Fund................   Management of the Funds; Custodian
                                              and Transfer Agent


5A.  Management's Discussion of Fund
       Performance.........................   Not Applicable

6.   Capital Stock and
       Other Securities....................   How to Purchase and Redeem Shares;
                                              Dividends and Distributions;
                                              Taxes; Description of Capital
                                              Stock; Miscellaneous


7.   Purchase of Securities
       Being Offered.......................   Pricing of Shares; How to Purchase
                                              and Redeem Shares; Investor
                                              Programs


8.   Redemption or Repurchase..............   How to Purchase and Redeem Shares


9.   Pending Legal Proceedings.............   Inapplicable

                                                              LOGO
Large Cap Growth Fund
Real Estate Fund

--------------------------------------------------------------------------------
73 Tremont Street
Boston, MA 02108-3913           For initial purchase information, current
                                prices, performance information and existing
                                account information, call (800) 446-1012.
                                (From overseas, call (617) 557-8280.)
--------------------------------------------------------------------------------
This Prospectus describes two separate portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), an open-end, management investment com-pany. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 LARGE CAP GROWTH FUND is a diversified portfolio that seeks superior, risk-ad-justed total return by investing in larger companies whose growth prospects, in the opinion of the Investment Adviser, appear to exceed that of the overall market.

 REAL ESTATE FUND is a non-diversified portfolio that seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally engaged in the real estate business.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated March 16, 1998 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Fund at its address shown above or by calling
(800) 446-1012. The Statement of Additional Information, as it may be supple-mented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Infor-mation and other information regarding Excelsior Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 March 16, 1998

                              PROSPECTUS SUMMARY

  EXCELSIOR FUNDS, INC. is an investment company offering various diversified and non-diversified investment portfolios with differing objectives and poli-cies. Founded in 1984, Excelsior Fund currently offers 18 Funds with combined assets of approximately $3.8 billion. See "Description of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust New York provides its investment advisory services to the Large Cap Growth Fund primarily through its Campbell Cowperthwait division. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Fund offers investors access to U.S. Trust's serv-ices. See "Management of the Funds--Investment Adviser."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, the Large Cap Growth Fund is a diversified investment portfolio which invests primarily in equity securi-ties. The Real Estate Fund is a non-diversified investment portfolio which in-vests primarily in equity securities, including shares of real estate invest-ment trusts. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "In-vestment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limitations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Fund by mail, wire or telephone. Investors investing through another institution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Generally, each Fund is subject to market risk. Market risk is the possibility that stock prices will decline over short or even extended periods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. The Real Estate Fund is non-diversified; therefore, its investment return may at times be dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified portfolio. In addition, the Real Estate Fund will normally concentrate its investments in the real estate industry. Therefore, it will be susceptible to industry risk, the possibility that a particular group of stocks will decline in price due to industry-specific de-velopments. Because both Funds may invest in securities of foreign issuers, they are subject to the risks of fluctuations of the value of foreign currency relative to the U.S. dollar and other risks associated with such investments. To the extent the Funds also invest in bonds and other fixed-income securi-ties, they will also be affected directly by fluctuations in interest rates and the credit markets. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transac-tion costs which must be borne directly by a Fund and ultimately by its share-holders. Investment in the Funds should not be considered a complete invest-ment program. See "Investment Objectives and Policies."

                                EXPENSE SUMMARY


                                                                   LARGE
                                                                    CAP    REAL
                                                                   GROWTH ESTATE
                                                                    FUND   FUND
                                                                   ------ ------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load..............................................  None   None
Sales Load on Reinvested Dividends................................  None   None
Deferred Sales Load...............................................  None   None
Redemption Fees...................................................  None   None
Exchange Fees.....................................................  None   None
ESTIMATED ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/.............................. 0.68%  0.50%
12b-1 Fees........................................................  None   None
Other Operating Expenses
 Administrative Servicing Fee/1/.................................. 0.02%  0.02%
 Other Expenses................................................... 0.35%  0.68%
                                                                   -----  -----
Total Operating Expenses (after fee waivers)/1/ .................. 1.05%  1.20%
                                                                   =====  =====

-------

1. The Investment Adviser and Administrators may, from time to time, voluntar-ily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or Administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the ex-tent necessary for Shares of the Large Cap Growth and Real Estate Funds to maintain an annual expense ratio of not more than 1.05% and 1.20%, respec-tively. Without such fee waivers, "Advisory Fees" would be 0.75%, and 1.00%, and "Total Operating Expenses" would be 1.12% and 1.70% for the Large Cap Growth and Real Estate Funds, respectively.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                                  1 YEAR 3 YEARS
                                                                  ------ -------
Large Cap Growth Fund............................................  $11     $33
Real Estate Fund.................................................   12      38

  The foregoing expense summary and example are intended to assist investors in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth estimated ad-visory and other expenses payable with respect to Shares of the Funds for the current fiscal year. For more complete descriptions of the Funds' operating ex-penses, see "Management of the Funds" and "Description of Capital Stock" in this Prospectus.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout the period indicated and other performance information derived from the unau-dited financial statements included in the Statement of Additional Information. The following tables should be read in conjunction with such financial state-ments and notes thereto. The Statement of Additional Information may be ob-tained from Excelsior Fund without charge by calling the number on the front cover of this Prospectus.

                             LARGE CAP GROWTH FUND

                                                               PERIOD ENDED
                                                           FEBRUARY 28, 1998/1/
                                                               (UNAUDITED)
                                                           --------------------
Net Asset Value, Beginning of Period......................       $  7.00
                                                                 -------
Income From Investment Operations:
  Net Investment Income...................................          0.00
  Net Gains or (Losses) on Securities (both realized and
   unrealized)............................................          1.19
                                                                 -------
  Total From Investment Operations........................          1.19
                                                                 -------
Less Distributions:
  Dividends From Net Investment Income....................          0.00
                                                                 -------
  Distributions From Net Realized Gain on Investments and
   Options................................................          0.00
                                                                 -------
  Total Distributions.....................................          0.00
                                                                 -------
Net Asset Value, End of Period............................       $  8.19
                                                                 =======
Total Return..............................................         17.00%/2/
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions).................       $34,261
  Ratio of Net Operating Expenses to Average Net Assets...          1.05%/3/
  Ratio of Gross Operating Expenses to Average Net
   Assets/4/..............................................          1.23%/3/
  Ratio of Net Investment Income to Average Net Assets....         (0.15)%/3/
  Portfolio Turnover Rate.................................            18%/3/
  Average Commission Rate Paid............................       $0.0324

-------
NOTES

1. For the period October 1, 1997 (commencement of operations) through February 28, 1998.
2. Not annualized.
3. Annualized.
4. Expense ratio before waiver of fees by investment adviser and administra-tors.

                                REAL ESTATE FUND

                                                               PERIOD ENDED
                                                           FEBRUARY 28, 1998/1/
                                                               (UNAUDITED)
                                                           --------------------
Net Asset Value, Beginning of Period......................       $  7.00
                                                                 -------
Income From Investment Operations:
  Net Investment Income...................................          0.10
  Net Gains or (Losses) on Securities (both realized and
   unrealized)............................................         (0.12)
                                                                 -------
  Total From Investment Operations........................         (0.02)
                                                                 -------
Less Distributions:
  Dividends From Net Investment Income....................         (0.07)
                                                                 -------
  Distributions From Net Realized Gain on Investments and
   Options................................................          0.00
                                                                 -------
  Total Distributions.....................................         (0.07)
                                                                 -------
Net Asset Value, End of Period............................       $  6.91
                                                                 =======
Total Return..............................................         (0.23)%/2/
Ratios/Supplemental Data:
  Net Assets, End of Period (in millions).................       $37,982
  Ratio of Net Operating Expenses to Average Net Assets...          1.20%/3/
  Ratio of Gross Operating Expenses to Average Net
   Assets/4/..............................................          1.41%/3/
  Ratio of Net Investment Income to Average Net Assets....          4.31%/3/
  Portfolio Turnover Rate.................................            28%/3/
  Average Commission Rate Paid............................       $0.0704

-------
NOTES

1. For the period October 1, 1997 (commencement of operations) through February 28, 1998.
2. Not annualized.
3. Annualized.
4. Expense ratio before waiver of fees by investment adviser and administra-tors.

               U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES

 U.S. Trust offers a variety of specialized fiduciary and financial services to high-net worth individuals, institutions and corporations. As one of the largest institutions of its type, U.S. Trust prides itself in offering an at-tentive and high level of service to each of its clients. The Excelsior Funds offer individual investors access to U.S. Trust's services.

 Philosophy. In managing investments for the Real Estate Fund, U.S. Trust ex-pects to follow a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. U.S. Trust's approach begins with the conviction that all worth-while investments are grounded in value. The Investment Adviser believes that an investor can identify fundamental values that eventually should be re-flected in market prices. U.S. Trust believes that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

 Implementation of this long-term value philosophy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, U.S. Trust in managing investments for the Real Estate Fund is constantly engaged in assessing, com-paring and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

 In managing investments for the Large Cap Growth Fund, U.S. Trust expects to follow a long-term investment philosophy of buying and holding equity securi-ties of companies which it believes to be of high quality and of high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. U.S. Trust believes that earnings growth is the primary determinant of stock prices and that efficient financial markets will reward consistently above-average earnings growth with greater than average capital appreciation over the long term.

 Strategies. In order to translate its investment philosophy into more spe-cific guidance for selection of investments, the Investment Adviser uses three specific strategies. These strategies, while identified separately, may over-lap so that more than one may be applied in an investment decision.

 U.S. Trust's "PROBLEM/OPPORTUNITY STRATEGY" seeks to identify industries and companies with the capabilities to provide solutions to or benefit from com-plex problems such as the changing demographics and aging of the U.S. popula-tion or the need to enhance industrial productivity. U.S. Trust's second strategy is a "TRANSACTION VALUE" comparison of a company's real underlying asset value with the market price of its shares and with the sale prices for similar assets changing ownership in public market transactions. Differences between a company's real asset value and the price of its shares often are corrected over time by restructuring of the assets or by market recognition of their value. U.S. Trust's third strategy involves identifying "EARLY LIFE CY-CLE" companies whose products are in their earlier stages of development or that seek to exploit new markets. Frequently such companies are smaller compa-nies, but early life cycle companies may also include larger established com-panies with new products or markets for existing products. The Investment Ad-viser believes that over time the value of such companies should be recognized in the market.

                      INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment objective of each Fund, although their achievement cannot be assured. Each Fund's investment objective and policies may be changed by Excelsior Fund's Board of Directors without shareholder approval. Each Fund has also adopted certain "fundamental" investment limitations that may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares

(as defined under "Miscellaneous"). The Funds' fundamental limitations are set forth below under "Investment Limitations" and in the Statement of Additional Information.

LARGE CAP GROWTH FUND

 The Large Cap Growth Fund's investment objective is to seek superior, long-term total return. The Fund attempts to achieve this objective through invest-ments primarily in companies with capitalizations in excess of $5 billion, whose growth prospects, in the opinion of U.S. Trust, appear to exceed that of the overall market. Under normal conditions, at least 65% of the Fund's total assets will be invested in such companies. Additional policies common to both the Large Cap Growth and Real Estate Funds are discussed below.

REAL ESTATE FUND

 The Real Estate Fund's investment objective is to seek current income and long-term capital appreciation. The Fund attempts to achieve this objective by concentrating its investments in companies principally engaged in the real es-tate business, such as real estate investment trusts ("REITs"), real estate de-velopers, mortgage lenders and servicers, construction companies and building material suppliers. Under normal conditions, at least 65% of the Fund's total assets will be invested in such companies. A company is "principally engaged" in the real estate business if, at the time of investment, the company derives at least 50% of its revenues from the ownership, construction, financing, man-agement or sale of commercial, industrial or residential real estate, or that such company has at least 50% of its assets in such real estate.

 It is expected that the Fund will invest a majority of its assets in shares of REITs during normal market and economic conditions. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property. For additional tax information, see "Taxes--Federal" below.

 REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real prop-erty and derive their income primarily from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreci-ated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The Fund expects that a substantial portion of its investments in REITs will be in eq-uity and hybrid REITs.

 The Fund's portfolio holdings will include equity securities of companies hav-ing capitalizations of varying amounts, and the Fund may invest in the securi-ties of high growth, small companies where the Investment Adviser expects earn-ings and the price of the securities to grow at an above-average rate. Certain securities owned by the Fund may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation serv-ice commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of the Fund's Shares, and the Fund may be required, in order to meet redemptions or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a pe-riod of time.

 The Fund is a non-diversified investment portfolio under the Investment Com-pany Act of 1940, as amended (the "1940 Act"). As such, the only limitations on the percentage of its assets that may be invested in the securities of any one issuer are its own investment restrictions and the diversification requirements of the Code.

INVESTMENT POLICIES COMMON TO THE LARGE CAP GROWTH AND REAL ESTATE FUNDS

 Under normal market and economic conditions, the Funds will invest at least 65% of their total assets in common stocks, preferred stocks and convertible securities. Normally, up to 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or, if unrated, which are determined by the Investment Adviser to be of comparable quality), warrants, options, and futures instruments as described in more detail below. During temporary defensive periods, each Fund may hold cash or invest some or all of its assets in U.S. Government securi-ties, high-quality money market instruments and repurchase agreements collat-eralized by the foregoing obligations.

 In managing the Funds, the Investment Adviser seeks to purchase securities having value currently not recognized in the market price of a security, con-sistent with the strategies discussed above.

 The Funds may invest in the securities of foreign issuers directly or indi-rectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial in-formation based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securi-ties into which they may be converted.

RISK FACTORS

 As noted above, the Real Estate Fund is non-diversified. The investment re-turn on a non-diversified portfolio typically is dependent upon the perfor-mance of a smaller number of securities relative to the number of securities held in a diversified portfolio of comparable size. If the Fund assumes large positions in the obligations of a small number of issuers, then changes in the financial condition or in the market's assessment of those issuers may affect the overall value of the Fund's portfolio to a greater extent than that of a diversified portfolio.

 Each Fund is subject to market risk and interest rate risk, and the Real Es-tate Fund is also subject to real estate industry risk. Market risk is the possibility that stock prices will decline over short or even extended peri-ods. The stock markets tend to be cyclical, with periods of generally rising prices and periods of generally declining prices. These cycles will affect the values of each Fund. In addition, the prices of bonds and other debt instru-ments generally fluctuate inversely with interest rate changes. Factors af-fecting debt securities will affect all of the Funds' debt holdings.

 Although the Real Estate Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of fac-tors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific in-dustries renting properties. An equity REIT's performance ultimately depends on the types and locations of the properties it owns and on how well it man-ages its properties. For instance, rental income could decline because of ex-tended vacancies, increased competition from nearby properties, tenants' fail-ure to pay rent, or incompetent management. Property values could decrease be-cause of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or op-erating expenses, or changes in zoning laws or other factors.

 Changes in interest rates could affect the performance of REITs. In general, during periods of rising interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improve-ments, which could hinder a REIT's performance. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs.

 While equity REITs are affected by changes in the value of the underlying properties they own, mortgage REITs are affected by changes in the value of the properties to which they have extended credit. REITs may not be diversi-fied and are subject to the risks involved with financing projects. REITs may also be subject to substantial cash flow dependency and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

 Such factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its invest-ments.

 Under certain circumstances the Real Estate Fund could own real estate di-rectly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the re-ceipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Taxes--Federal" below.

 As noted above, the Real Estate Fund may invest in the securities of smaller capitalized companies. Such companies may have limited product lines, markets, or financial resources, or may be dependent upon a small management group, and their securities may be subject to more abrupt or erratic market movements than larger capitalized or more established companies, both because their se-curities typically are traded in lower volume and because the issuers typi-cally are subject to a greater degree to changes in their earnings and prospects.

 The Funds may invest in the securities of foreign issuers. Investments in foreign securities involve certain risks not ordinarily associated with in-vestments in domestic securities. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restric-tions. In addition, with respect to certain countries there is the possibility of expropriation of assets, confiscatory taxation, political or social insta-bility or diplomatic developments which could adversely affect investments in those countries. There may be less publicly available information about a for-eign company than about a U.S. company, and foreign companies may not be sub-ject to accounting, auditing and financial reporting standards and require-ments comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substan-tially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. Transaction costs on foreign securities markets are gen-erally higher than in the United States. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States and a Fund might have greater difficulty taking appropriate legal action in a foreign court. Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions al-lowed to investors under the Federal income tax provisions, they may reduce the net return to the shareholders.

 The Funds should not be considered a complete investment program. In view of the specialized nature of their investment activities, investment in the Funds' Shares may be suitable only for those investors who can invest without concern for current income and are financially able to assume risk in search of long-term capital gains.

 Securities of companies discussed in this section may be more volatile than the overall market.

                        PORTFOLIO INSTRUMENTS AND OTHER
                            INVESTMENT INFORMATION

MONEY MARKET INSTRUMENTS

 The Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and ob-ligations of domestic branches of foreign banks. Investments in bank obliga-tions of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see "Investment Limitations" below). In-vestments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the In-vestment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 15% limitation dis-cussed below under "Investment Limitations."

GOVERNMENT OBLIGATIONS

 The Funds may invest in U.S. Government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

DEBT SECURITIES AND CONVERTIBLE SECURITIES

 Each of the Funds may invest in investment grade debt and convertible securi-ties of domestic and foreign issuers. The convertible securities in which the Funds may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

REPURCHASE AGREEMENTS

 The Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). Each Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by Excelsior Fund's Board of Di-rectors. Neither Fund will enter into repurchase agreements with the Invest-ment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the 15% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

SECURITIES LENDING

 To increase return on its portfolio securities, each Fund may lend its port-folio securities to broker/ dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumental-ities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recover-ing the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

OPTIONS

 To further increase return on their portfolio securities in accordance with their respective investment objectives and policies, the Funds may enter into option transactions as described below.

 The Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation in an amount not ex-ceeding 5% of a Fund's net assets, as described further in the Statement of Additional Information. Such options may relate to particular securities or to various stock or bond indices. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options.

 In addition, each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the mar-ket price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund ef-fects a closing purchase transaction by purchasing an option of the same se-ries. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Investment Adviser does not anticipate significant short-term capital appreciation. Additional information on option practices, includ-ing particular risks thereof, is provided in the Funds' Statement of Addi-tional Information.

FUTURES CONTRACTS

 The Funds may also enter into interest rate futures contracts, other types of financial futures contracts and related futures options, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets.

 The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures con-tracts, the Funds must satisfy certain asset segregation requirements to en-sure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or depos-it. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not ap-plicable when a Fund "covers" an options or futures position generally by en-tering into an offsetting position. Each Fund will limit its hedging transac-tions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, af-ter taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

 Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts (or options) and move-ments in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any par-ticular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements.

INVESTMENT COMPANY SECURITIES

 In connection with the management of its daily cash positions, each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addi-tion to the advisory fees and other expenses a Fund bears directly in connec-tion with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advi-sory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other in-vestment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act which include, subject to certain exceptions, a prohibition against a Fund in-vesting more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS

 Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securi-ties on a "forward commitment" basis. These transac-tions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal set-tlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market condi-tions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commit-ments" for speculative purposes, but only in furtherance of their investment objectives.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 Neither Fund will knowingly invest more than 15% of the value of its net as-sets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increas-ing the level of illiquidity in a Fund during any period that qualified insti-tutional buyers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments.

 The annual portfolio turnover rate for each Fund is not expected to exceed 100%. A rate of 100% indicates that the equivalent of all of a Fund's assets have been sold and reinvested in a calendar year. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Taxes--Federal" below.)

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge;

  2. Make loans, except that (i) each Fund may purchase or hold debt securi-ties in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in accordance with its investment objective and policies; and

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to secu-rities issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their au-thorities, agencies, instrumentalities or political subdivisions, and repur-chase agreements secured by such securities, (ii) the Real Estate Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, and (iii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single indus-try for purposes of this policy.

 The Large Cap Growth Fund may not:

  4. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other investment companies if, immediately after such purchase, more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested with-out regard to this 5% limitation.

                                     * * *

 In addition to the investment limitations described above, the Large Cap Growth Fund may not invest in the securities of any single issuer if, as a re-sult, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 The Funds may not invest in obligations of foreign branches of financial in-stitutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institu-tion or domestic branch of a foreign bank; or (ii) more than 20% of their re-spective total assets would be invested in foreign branches of financial insti-tutions or in domestic branches of foreign banks. The Funds may not knowingly invest more than 15% of the value of their respective net assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities and other securities for which market quo-tations are not readily available. In addition, the Funds will not purchase portfolio securities while borrowings in excess of 5% of their total assets are outstanding. These investment policies may be changed by Excelsior Fund's Board of Directors without shareholder approval.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not con-stitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced at the close of reg-ular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are deter-mined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memo-rial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiv-ing Day and Christmas. A Fund's net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all secu-rities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding Shares.

 Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such se-curities are primarily traded or at the last sale price on the national secu-rities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities, securities for which market quo-tations are not readily available, and other assets are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

 Portfolio securities which are primarily traded on foreign securities ex-changes are generally valued at the preceding closing values of such securi-ties on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Invest-ments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Di-rectors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. Excelsior Fund's administrators have undertaken to price the securities in the Funds' portfolios, and may use one or more independent pric-ing services in connection with this service.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a whol-ly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is 5800 Corporate Drive, Pitts-burgh, PA 15237-5829.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Fund. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of rec-ord. Shares in the Funds bear the expense of fees payable to Shareholder Orga-nizations for such services. See "Management of the Funds--Shareholder Organi-zations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified fi-nancial planner may incur transaction charges in connection with such pur-chases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In-vestors may also purchase Shares directly from the Distributor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration  (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

OTHER PURCHASE INFORMATION

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their invest-ments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Fund, although Shareholder Organizations may charge a Cus-tomer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Or-ganizations. An investor redeeming Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such redemptions. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds c/o Chase Global Funds Services Company P.O. Box 2798 Bos-ton, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

REDEMPTION BY WIRE OR TELEPHONE

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct In-vestor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written in-structions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaranteed (see "Redemp-tion by Mail" above, for details regarding signature guarantees). Further docu-mentation may be requested.

 CGFSC and the Distributor reserve the right to re- fuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excel-sior Fund, CGFSC or the Distributor. EXCELSIOR FUND, CGFSC, AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPT-ING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Fund and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

OTHER REDEMPTION INFORMATION

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Fund, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 16 additional portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market investments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio primarily of equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Energy and Natural Resources Fund, a non-diversified fund seeking long-term capital appreciation by investing in companies that are in the energy and other natural resources groups of industries;

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean;

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe; and

  Emerging Markets Fund, a fund seeking long-term capital appreciation through investments primarily in equity securities of emerging country issuers.

 Excelsior Tax-Exempt Fund currently offers 6 portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund seeking to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non- diversified fund designed to provide New York in- vestors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income exempt from Federal and, to the extent possible, California state personal income taxes as is consistent with relative stability of principal; this fund invests primarily in Califor-nia municipal obligations and has a dollar-weighted average portfolio matu-rity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the ex-change request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund or Excelsior Institutional Trust should request and review the prospec-tuses of such funds. Such prospectuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tel-ephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR FUND, EXCEL-SIOR TAX-EXEMPT FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TEL-EPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the account) on a monthly, quarterly, semi-an-nual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Application contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establish-ing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness

Days following receipt. Excelsior Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contem-plated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Dividends from the net investment income of the Funds are declared and paid at least annually. For dividend purposes, a Fund's investment income is re-duced by accrued expenses directly attributable to that Fund and the general expenses of Excelsior Fund prorated to that Fund on the basis of its relative net assets. Net realized capital gains are distributed at least annually. Div-idends and distributions will reduce the net asset value of each of the Funds by the amount of the dividend or distribution. All dividends and distributions paid on Shares held of record by the Investment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organizations will receive dividends and distributions in additional Shares of the Fund on which the dividend or dis-tribution is paid (as determined on the payable date), unless they have re-quested in writing (received by CGFSC at Excelsior Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested divi-dends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each Fund intends to qualify as a "regulated investment company" under the Code. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its in-come (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

 With respect to the Real Estate Fund, the dividends received deduction is not available for dividends attributable to distributions made by a REIT to the Fund. In addition, distributions paid by REITs often include a "return of cap-ital." The Code requires a REIT to distribute at least 95% of its taxable in-come to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, if shareholders receive a re-turn of capital, the basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss realized when shares of the Fund are exchanged or sold. If the Real Estate Fund makes distributions in excess of its earnings, a shareholder's basis in the Fund will be reduced by the amount of such return of capital if such shareholder elects to receive distributions in cash (as opposed to having them reinvested in additional shares of the Fund). If a shareholder's basis is reduced to ze-ro, any further return of capital distribution is taxable as a capital gain.

 Distributions by a Fund of the excess of its net long- term capital gain over its net short-term capital loss are taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholders have held their Shares and whether such distributions are received in cash or reinvested in additional Shares. Such long- term capital gain will be a 20% or 28% rate gain, depending upon the Fund's holding period for the assets the sale of which generated the gain. Such distributions are not eligible for the dividends received deduc-tion.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

 An investor considering buying Shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect simply a return of a portion of his investment, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. Generally, a shareholder may include sales charges in-curred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effects an exchange of such Shares for Shares of another Fund within 90 days of the purchase and is able to re-duce the sales charges otherwise applicable to the new Shares (by virtue of the exchange privilege), the amount equal to such reduction may not be in-cluded in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (subject to the same limita-tion) in the tax basis of the new Shares.

 Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross in-come of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or for-eign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of invest-ing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of in-vesting in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

STATE AND LOCAL

 Purchasers are advised to consult their tax advisers concerning the applica-tion of state and local taxes, which may have different consequences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1997, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $61.2 billion in aggregate assets under management. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal of-fices at 225 High Ridge Road, East Building, Stamford, CT 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 All investment decisions for the Large Cap Growth Fund are made by a commit-tee of investment professionals and no persons are primarily responsible for making recommendations to that committee.

 Joan Ellis and Katherine Ellis are the persons primarily responsible for the day-to-day management of the Real Estate Fund's investment portfolio. Ms. Joan Ellis, Vice President in the Investment Research Division, has been employed by U.S. Trust since 1984. Ms. Katherine Ellis, Vice President in the Invest-ment Division, has been employed by U.S. Trust since 1986. Ms. Ellis and Ms. Ellis have been the Fund's portfolio managers since its inception.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of: 0.75% of the average daily net assets of the Large Cap Growth Fund; and 1.00% of the average daily net assets of the Real Estate Fund.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

 In executing portfolio transactions for the Funds, the Investment Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Investment Adviser may also take into account the sale of Excelsior Fund's shares in allocating brokerage transactions.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Fund and of all the port-folios of

Excelsior Tax-Exempt Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except the inter-national portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excel-sior Institutional Trust) as follows:

              COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
      OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND EXCELSIOR
           INSTITUTIONAL TRUST (EXCLUDING THE INTERNATIONAL             ANNUAL
    PORTFOLIOS OF EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)      FEE
    ---------------------------------------------------------------     ------
first $200 million..................................................... .200%
next $200 million...................................................... .175%
over $400 million...................................................... .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Fund has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Orga-nization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Share-holder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's in-vestment. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the invest-ment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any sharehold-er.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Funds, Inc. (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has autho-rized capital of 35 billion shares of Common Stock, $.001 par value per share, classified into 43 series of shares representing interests in 18 investment portfolios. This Prospectus describes the Large Cap Growth and Real Estate Funds.

 Each Share in a Fund represents an equal proportionate interest in the par-ticular Fund with other shares of the same class, and is entitled to such div-idends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Fund's Board of Di-rectors. Excelsior Fund's Charter authorizes the Board of Directors to clas-sify or reclassify any class of shares into one or more additional classes or series.

 Excelsior Fund's shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held and will vote in the ag-gregate and not by class or series, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of March 9, 1998, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                                   EXPENSES

 Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's Directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and print-ing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfo-lio securities.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the per-formance of mutual funds, the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of common stocks of 500 companies, most of which are listed on the Exchange, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange.

 The performance of the Large Cap Growth Fund may also be compared to the Rus-sell 1000 Growth Index. The Russell 1000 Growth Index contains stocks from the Russell 1000 Index with a greater-than-average growth orientation. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 In-dex. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market.

 The performance of the Real Estate Fund may be compared to the National Asso-ciation of Real Estate Investment Trusts ("NAREIT") Equity REIT Index, an un-managed index of all tax-qualified REITs listed on the Exchange, the American Stock Exchange and the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real es-tate, or the Morgan Stanley REIT Index, an unmanaged index of all publicly traded equity REITs (except health care REITs) which have total market capital-izations of at least $100 million and are considered liquid.

 Performance and yield data as reported in national financial publications, in-cluding but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commence-ment of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of performance and yield.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' in-dependent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Fund or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Fund or such Fund, or (b) 67% or more of the shares of Excelsior Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:
                                        FOR OVERNIGHT DELIVERY: send to:
  Excelsior Funds                       Excelsior Funds
  c/o Chase Global Funds                c/o Chase Global Funds Services Com-
  Services Company                      pany
  P.O. Box 2798                         73 Tremont Street
  Boston, MA 02208-2798                 Boston, MA 02108-3913


  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --


    LOGO                   CHASE GLOBAL FUNDS            NEW
                           SERVICES COMPANY CLIENT       ACCOUNT
                           SERVICES                      APPLICATION
                           P.O. Box 2798
                           Boston, MA 02208-2798
                           (800) 446-1012

    ACCOUNT REGISTRATION
    [_] Individual  [_] Joint
    Tenants  [_] Trust  [_] Gift/Transfer to Minor  [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
    ------------------------------   Identification #
    Name                             (   )
    ------------------------------   -----------------------------
    Address                          Telephone #
    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify)

    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")

     FUND                     INITIAL INVESTMENT
     [_] Large Cap Growth
     Fund                     $ _______ 833
     [_] Real Estate Fund     $ _______ 834
     [_] Other                                                 TOTAL INITIAL INVESTMENT  $

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and
    ask for the Wire          ------------------  ---------------
    Desk.                        Name of Bank      Wire Control
                                                      Number
    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    All dividends are to be [_] reinvested [_] paid in cash
    All capital gains are to be [_] reinvested [_] paid in cash

    ACCOUNT PRIVILEGES

    TELEPHONE EXCHANGE AND        AUTHORITY TO TRANSMIT
    REDEMPTION                    REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
                                  I/We hereby authorize CGFSC to
                                  act upon instructions received
    [_] I/We appoint CGFSC as     by telephone to withdraw $500
    my/our agent to act upon      or more from my/our account in
    instructions received by      the Excelsior Funds and to
    telephone in order to effect  wire the amount withdrawn to
    the telephone exchange and    the following commercial bank
    redemption privileges. I/We   account.
    hereby ratify any             Title on Bank Account*_________
    instructions given pursuant   Name of Bank __________________
    to this authorization and     Bank A.B.A. Number  Account
    agree that Excelsior Fund,    Number ________________________
    Excelsior Tax-Exempt Fund,    Bank Address __________________
    Excelsior Institutional       City/State/Zip Code ___________
    Trust, CGFSC and their        (attach voided check here)
    directors, trustees,
    officers and employees will   A corporation, trust or
    not be liable for any loss,   partnership must also submit a
    liability, cost or expense    "Corporate Resolution" (or
    for acting upon instructions  "Certificate of Partnership")
    believed to be genuine and    indicating the names and
    in accordance with the        titles of officers authorized
    procedures described in the   to act on its behalf.
    then current Prospectus. To   * TITLE ON BANK AND FUND
    the extent that Excelsior     ACCOUNT MUST BE IDENTICAL.
    Fund, Excelsior Tax-Exempt
    Fund and Excelsior
    Institutional Trust fail to
    use reasonable procedures as
    a basis for their belief,
    they or their service
    contractors may be liable
    for instructions that prove
    to be fraudulent or
    unauthorized.
    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.
    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:
    [_] Automatic Investment
    Plan
    [_] Systematic Withdrawal
    Plan

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

  AGREEMENT AND SIGNATURES
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE.)

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.
  X ___________________________ Date __________________________
  Owner Signature               Date __________________________
  X ___________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code
  ----------------------------- -------------------------------
  Main Office Address           Branch Number
  ----------------------------- -------------------------------
  Representative's Number       Representative's Name
  ----------------------------- -------------------------------
  Branch Address                Telephone
  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --



    LOGO                   CHASE GLOBAL FUNDS       SUPPLEMENTAL
                           SERVICES COMPANY CLIENT  APPLICATION
                           SERVICES
                           P.O. Box 2798
                           Boston, MA 02208-2798    SPECIAL INVESTMENT AND
                           (800) 446-1012           WITHDRAWAL OPTIONS

    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED UNLESS OTHERWISE INDICATED)

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
                        All dividends are to be [_] reinvested [_] paid in cash
                        All capital gains are to be [_] reinvested [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:
    From: ______________________  Account No. ____________________
               (Fund)             Account No. ____________________
    To: ________________________
               (Fund)
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day [_] Monthly on the 15th day [_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50
    per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
    EXCELSIOR FUNDS CLIENT SERVICES
                                        AUTOMATIC INVESTMENT PLAN
    BANK AUTHORIZATION

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name


    X ________________  --------- X __________________ -----------
        Signature       Date           Signature       Date

  SYSTEMATIC WITHDRAWAL PLAN[_] YES[_] NO NOT AVAILABLE FOR IRA'S

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day[_] Quarterly on the 24th day of January, April, July and October[_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)
  $

  Please make        Recipient ________________________________
  check payable      Street Address ___________________________
  to: (To be         City, State, Zip Code ____________________
  completed only
  if redemption
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

  AGREEMENT AND SIGNATURES

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any
  change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).
  Date ______________________
  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature
  ------------------------------- -----------------------------
  Signature Guarantee* (if applicable)
                                  Signature Guarantee* (if applicable)
  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature
  ------------------------------- -----------------------------
  Signature Guarantee* (if applicable)
                                  Signature Guarantee* (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

                       Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
U.S. TRUST'S INVESTMENT PHILOSOPHY AND STRATEGIES..........................   6
INVESTMENT OBJECTIVES AND
 POLICIES..................................................................   6
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................  10
INVESTMENT LIMITATIONS.....................................................  14
PRICING OF SHARES..........................................................  14
HOW TO PURCHASE AND REDEEM SHARES..........................................  15
INVESTOR PROGRAMS..........................................................  19
DIVIDENDS AND DISTRIBUTIONS................................................  23
TAXES......................................................................  23
MANAGEMENT OF THE FUNDS....................................................  25
DESCRIPTION OF CAPITAL STOCK...............................................  27
CUSTODIAN AND TRANSFER AGENT...............................................  27
EXPENSES ..................................................................  27
PERFORMANCE AND YIELD INFORMATION..........................................  27
MISCELLANEOUS..............................................................  28
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  30

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                      LOGO


                             LARGE CAP GROWTH FUND

                                REAL ESTATE FUND


                                   Prospectus
                                 March 16, 1998
USTLCREP398

                             EXCELSIOR FUNDS, INC.

                             Large Cap Growth Fund
                               Real Estate Fund



                      STATEMENT OF ADDITIONAL INFORMATION



                                March 16, 1998



This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Large Cap Growth and Real Estate Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. ("Excelsior Fund") dated March 16, 1998 (the "Prospectus"). Much of the information contained in this Statement of Additional Information expands upon the subjects discussed in the Prospectus. No investment in shares of the Funds described herein (collectively, the "Shares") should be made without reading the Prospectus. A copy of the Prospectus may be obtained by writing Excelsior Fund c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012.

                               TABLE OF CONTENTS
                               -----------------

                                                                            Page
                                                                            ----
INVESTMENT OBJECTIVES AND POLICIES.......................................     1

  Other Investment Considerations........................................     1
  Additional Information on Portfolio Instruments........................     3
  Additional Investment Limitations......................................    10

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...........................    12

INVESTOR PROGRAMS........................................................    13

  Systematic Withdrawal Plan.............................................    13
  Exchange Privilege.....................................................    14
  Other Investor Programs................................................    15

DESCRIPTION OF CAPITAL STOCK.............................................    15

MANAGEMENT OF THE FUNDS..................................................    17

  Directors and Officers.................................................    17
  Investment Advisory and Administration Agreements......................    23
  Shareholder Organizations..............................................    23
  Expenses...............................................................    24
  Custodian and Transfer Agent...........................................    25

PORTFOLIO TRANSACTIONS...................................................    26

INDEPENDENT AUDITORS.....................................................    28

COUNSEL..................................................................    28

ADDITIONAL INFORMATION CONCERNING TAXES..................................    28

PERFORMANCE AND YIELD INFORMATION........................................    31

MISCELLANEOUS............................................................    35

FINANCIAL STATEMENTS.....................................................    36

APPENDIX A...............................................................   A-1

APPENDIX B...............................................................   B-1

                      INVESTMENT OBJECTIVES AND POLICIES
                      ----------------------------------

          The investment objective and policies of each Fund are described in the Prospectus. The following information supplements the description of the investment objective and policies as set forth in the Prospectus.

Other Investment Considerations - Large Cap Growth and Real Estate Funds
------------------------------------------------------------------------

          The Funds intend to invest primarily in common stocks, but each Fund may also purchase both preferred stocks and securities convertible into common stock at the discretion of United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, the "Investment Adviser" or "U.S. Trust"). The Investment Adviser expects that the broad and varied strategies utilized by it will result in somewhat more current income than would be generated if the Investment Adviser utilized a single strategy more narrowly focused on rapid growth of principal and involving exposure to higher levels of risk.

          The Investment Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Investment Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1.   Problem/Opportunity Companies. Important investment opportunities
               -----------------------------
often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return, rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2.   Transaction Value Companies. In the opinion of the Investment
               ---------------------------
Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3.   Early Life Cycle Companies. Investments in Early Life Cycle
               --------------------------
companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

Additional Information on Portfolio Instruments
-----------------------------------------------

          Options
          -------

          As stated in the Prospectus, the Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Also as stated in the Prospectus, each Fund may engage in writing covered call options and enter into closing purchase transactions with respect to such options. When either of the Funds writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Funds will write an option on a particular security only if the Investment Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Funds to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

          Repurchase Agreements
          ---------------------

          The repurchase price under the repurchase agreements described in the Prospectus generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

          Futures Contracts and Related Options
          -------------------------------------

          The Funds may invest in futures contracts and options thereon. The Funds may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Successful use of futures by the Funds is also subject to the Investment Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

          The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by the Funds involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          Options on Futures Contracts
          ----------------------------

          The Funds may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

               Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          When-Issued and Forward Transactions
          ------------------------------------

          When a Fund agrees to purchase securities on a "when-issued" or forward commitment basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          A Fund will purchase securities on a "when-issued" or forward commitment basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Forward Currency Transactions
          -----------------------------

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

     The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Investment Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

     At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          Securities Lending
          ------------------

          When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

Additional Investment Limitations
---------------------------------

          In addition to the investment limitations disclosed in the Prospectus, the Funds are subject to the investment limitations enumerated below. Fundamental investment limitations may be changed with respect to a Fund only by a vote of a majority of the holders of such Fund's outstanding Shares (as defined under "Miscellaneous" in the Prospectus). However, investment limitations which are "operating policies" with respect to a Fund may be changed by Excelsior Fund's Board of Directors without a shareholder vote.

          The following investment limitations are fundamental with respect to each Fund. Each Fund may not:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

          2. Purchase or sell real estate, except that (a) the Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured real estate or interests therein, and (b) the Funds may hold and sell any real estate they acquire as a result of the Fund's ownership of such securities;

          3. Issue and senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security; and

          4. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that each Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options.

          The following investment limitations are operating policies with respect to the Funds. Neither Fund may:

          5. Purchase securities on margin, make short sales of securities, or maintain a short position;

          6. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that each Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund involved does not exceed 25% of the value of its total assets; and provided that the Funds may purchase options and other rights in accordance with their investment objectives and policies;

          7. Invest in companies for the purpose of exercising management or control; and

          8. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

                                   *   *   *

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, the Funds currently intend to refrain from entering into arbitrage transactions.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


          ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
          ----------------------------------------------

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. As described in the Prospectus, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase order is received by Excelsior Fund's sub-transfer agent.

          Excelsior Fund may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Excelsior Fund reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by Excelsior Fund and valued in the same way as they would be valued for purposes of computing a Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Such redemptions in kind will be governed by Rule 18f-1 under the 1940 Act so that a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a Fund.

          Under limited circumstances, Excelsior Fund may accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or
                                              ---------
statutory merger, or will be limited to other securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) that: (a) meet the investment objective and policies of any Fund acquiring such securities; (b) are acquired for investment and not for resale; (c) are liquid securities that are not restricted as to transfer either by law or liquidity of market; and (d) have a value that is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, New York Stock Exchange or NASDAQ, or as evidenced by their status as U.S. Government securities, bank certificates of deposit, banker's acceptances, corporate and other debt securities that are actively traded, money market securities and other similar securities with a readily ascertainable value.

                               INVESTOR PROGRAMS
                               -----------------

Systematic Withdrawal Plan
--------------------------

          An investor who owns Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

Prior to participating in a Systematic Withdrawal Plan, the investor must deposit any outstanding certificates for Shares with Chase Global Funds Services Company, the Funds' sub-transfer agent. Under this Plan, dividends and distributions are automatically reinvested in additional Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Shares and the appreciation of the investor's investment in the Fund. This in turn may result in a complete depletion of the Shareholder's investment. An investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

     Investors and Customers of Shareholder Organizations may exchange Shares having a value of at least $500 for shares of any other portfolio of Excelsior Fund or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with Excelsior Fund, the "Companies") or for Trust Shares of Excelsior Institutional Trust. Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For Federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the Shares to be given up in exchange is more or less than the basis in such Shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of Shares in his or her tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and was able to reduce the sales load previously applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged Shares but may be included (subject to the limitation) in the tax basis of the new Shares.

Other Investor Programs
-----------------------

          As described in the Prospectus, Shares of the Funds may be purchased in connection with the Automatic Investment Program and certain Retirement Programs. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such programs directly from their Shareholder Organizations.

                         DESCRIPTION OF CAPITAL STOCK
                         ----------------------------

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of Excelsior Fund into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Prospectus describes the classes of shares into which Excelsior Fund's authorized capital is currently classified.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of Excelsior Fund's portfolios, of any general assets of Excelsior Fund not belonging to any particular portfolio of Excelsior Fund which are available for distribution. In the event of a liquidation or dissolution of Excelsior Fund, its shareholders will be entitled to the same distribution process.

          Shareholders of Excelsior Fund are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of Excelsior Fund's shares may elect all of Excelsior Fund's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as Excelsior Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of Excelsior Fund voting without regard to class.

          Excelsior Fund's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of Excelsior Fund, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholder of any portfolio participating in such combination will not have material adverse effect on shareholder of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of Excelsior Fund's capital stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of Excelsior Fund's Common Stock (or of the Shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by Excelsior Fund's Charter, Excelsior Fund may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding Common Stock of Excelsior Fund voting without regard to class.

                            MANAGEMENT OF THE FUNDS
                            -----------------------

Directors and Officers
----------------------

          The directors and executive officers of Excelsior Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                              Position                   Principal Occupation
                              with                       During Past 5 Years and
Name and Address              Excelsior Fund             Other Affiliations
----------------              --------------             -----------------------
Frederick S. Wonham/1/        Chairman of the            Retired; Director of
238 June Road                 Board, President           Excelsior Fund and Excelsior
Stamford, CT 06903            and Treasurer               Tax-Exempt Fund (since 1995);
Age: 66                                                   Trustee of Excelsior Funds
                                                         and Excelsior Institutional
                                                         Trust (since 1995); Vice
                                                         Chairman of U.S. Trust
                                                         Corporation and U.S. Trust New
                                                         York (from February 1990 until
                                                         September 1995); and
                                                         Chairman, U.S. Trust
                                                         Connecticut (from March 1993
                                                         to May 1997).

Donald L. Campbell            Director                   Retired; Director of
333 East 69th Street                                     Excelsior Fund and Excelsior
Apt. 10-H                                                 Tax-Exempt Fund (since 1984);
New York, NY 10021                                       Director of UST Master
Age: 71                                                  Variable Series, Inc. (from
                                                         1994 to June 1997); Trustee of
                                                         Excelsior Institutional Trust
                                                         (since 1995); and Director,
                                                         Royal Life Insurance Co. of
                                                         New York (since 1991).

_____________________

1. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

                           Position           Principal Occupation
                           with               During Past 5 Years and
Name and Address           Excelsior Fund     Other Affiliations
----------------           --------------     -----------------------
Rodman L. Drake            Director           Director of Excelsior Fund and
485 Park Avenue                               Excelsior Tax-Exempt Fund (since
New York, NY 10022                            1996); Trustee of Excelsior
Age: 54                                       Institutional Trust and Excelsior
                                              Funds (since 1994); Director,
                                              Parsons Brinkerhoff Energy
                                              Services Inc. (since 1996);
                                              Director, Parsons Brinkerhoff,
                                              Inc. (engineering firm) (since
                                              1995); President, Mandrake Group
                                              (investment and consulting firm)
                                              (since 1994); Director, Hyperion
                                              Total Return Fund, Inc. and four
                                              other funds for which Hyperion
                                              Capital Management, Inc. serves as
                                              investment adviser (since 1991);
                                              Co-Chairman, KMR Power Corporation
                                              (power plants) (from 1993 to
                                              1996); Director, The Latin
                                              American Growth Fund (since 1993);
                                              Member of Advisory Board,
                                              Argentina Private Equity Fund L.P.
                                              (from 1992 to 1996) and Garantia
                                              L.P. (Brazil) (from 1993 to 1996);
                                              and Director, Mueller Industries,
                                              Inc. (from 1992 to 1994).

Joseph H. Dugan            Director           Retired; Director of Excelsior
913 Franklin Lakes Road                       Fund and Excelsior Tax-Exempt Fund
Franklin Lakes, NJ 07417                      (since 1984); Director of UST
Age: 72                                       Master Variable Series, Inc. (from
                                              1994 to June 1997); and Trustee of
                                              Excelsior Institutional Trust
                                              (since 1995).

Wolfe J. Frankl            Director           Retired; Director of Excelsior
2320 Cumberland Road                          Fund and Excelsior Tax-Exempt Fund
Charlottesville, VA 22901                     (since 1986); Director of UST
Age: 76                                       Master Variable Series, Inc. (from
                                              1994 to June 1997); Trustee of
                                              Excelsior Institutional Trust
                                              (since 1995); Director, Deutsche
                                              Bank Financial, Inc. (since 1989);
                                              Director, The Harbus Corporation
                                              (since 1951); and Trustee, HSBC
                                              Funds Trust and HSBC Mutual Funds
                                              Trust (since 1988).

                             Position         Principal Occupation
                             with             During Past 5 Years and
Name and Address             Excelsior Fund   Other Affiliations
----------------             --------------   ------------------
W. Wallace McDowell, Jr.     Director         Director of Excelsior Fund and
c/o Prospect Capital Corp.                    Excelsior Tax-Exempt Fund (since
43 Arch Street                                1996); Trustee of Excelsior
Greenwich, CT 06830                           Institutional Trust and Excelsior
Age: 60                                       Funds (since 1994); Private
                                              Investor (since 1994); Managing
                                              Director, Morgan Lewis Githens &
                                              Ahn (from 1991 to 1994); and
                                              Director, U.S. Homecare
                                              Corporation (since 1992),
                                              Grossmans, Inc. (from 1993 to
                                              1996), Children's Discovery
                                              Centers (since 1984), ITI
                                              Technologies, Inc. (since 1992)
                                              and Jack Morton Productions (since
                                              1987).

Jonathan Piel                Director         Director of Excelsior Fund and
558 E. 87th Street                            Excelsior Tax-Exempt Fund (since
New York, NY 10128                            1996); Trustee of Excelsior
Age: 58                                       Institutional Trust and Excelsior
                                              Funds (since 1994); Vice President
                                              and Editor, Scientific American,
                                              Inc. (from 1986 to 1994);
                                              Director, Group for the South
                                              Fork, Bridgehampton, New York
                                              (since 1993); and Member, Advisory
                                              Committee, Knight Journalism
                                              Fellowships, Massachusetts
                                              Institute of Technology (since
                                              1984).

Robert A. Robinson           Director         Director of Excelsior Fund and
Church Pension Fund                           Excelsior Tax-Exempt Fund
800 Second Avenue                             (since 1987); Director of UST
New York, NY 10017                            Master Variable Series, Inc. (from
Age: 71                                       1994 to June 1997); Trustee of
                                              Excelsior Institutional Trust
                                              (since 1995); President Emeritus,
                                              The Church Pension Fund and its
                                              affiliated companies (since 1966);
                                              Trustee, H.B. and F.H. Bugher
                                              Foundation and Director of its
                                              wholly owned subsidiaries --
                                              Rosiclear Lead and Flourspar
                                              Mining Co. and The Pigmy
                                              Corporation (since 1984);
                                              Director, Morehouse Publishing Co.
                                              (since 1974); Trustee, HSBC Funds
                                              Trust and HSBC Mutual Funds Trust
                                              (since 1982); and Director,
                                              Infinity Funds, Inc. (since 1995).

                            Position                   Principal Occupation
                            with                       During Past 5 Years and
Name and Address            Excelsior Fund             Other Affiliations
----------------            --------------             ------------------------
Alfred C. Tannachion        Director                   Retired; Director of
6549 Pine Meadows Drive                                Excelsior Fund and
Spring Hill, FL 34606                                  Excelsior Tax-Exempt Fund
Age :71                                                (since 1985); Chairman of
                                                       the Board, President and
                                                       Treasurer of UST Master
                                                       Variable Series, Inc.
                                                       (from 1994 to June 1997);
                                                       and Trustee of Excelsior
                                                       Institutional Trust
                                                       (since 1995).


W. Bruce McConnel, III      Secretary                  Partner of the law firm
Philadelphia National                                  of Drinker Biddle & Reath
  Bank Building                                        LLP.
1345 Chestnut Street
Philadelphia, PA 19107
Age: 55

Michael P. Malloy           Assistant                  Partner of the law firm
Philadelphia National       Secretary                  of Drinker Biddle & Reath
  Bank Building                                        LLP.
1345 Chestnut Street
Philadelphia, PA 19107
Age: 38

Gregory Sackos              Assistant                  Second Vice President,
Chase Global Funds          Secretary                  Senior Manager of Blue
  Services Company                                     Sky Compliance and
73 Tremont Street                                      Financial Reporting,
Boston, MA 02108-3913                                  Chase Global Funds
Age: 32                                                Services Company (March
                                                       1997 to Present), Second
                                                       Vice President. Senior
                                                       Manager of Financial
                                                       Reporting, Chase Global
                                                       Funds Services Company
                                                       (September 1996 to march
                                                       1997); and Assistant Vice
                                                       President, Assistant
                                                       Manager of Financial
                                                       Reporting, Scudder,
                                                       Stevens & Clark, Inc.
                                                       (October 1992 to
                                                       September 1996).

John M. Corcoran            Assistant                  Vice President, Director
Chase Global Funds          Treasurer                  of Administration Client
  Services Company                                     Group, Chase Global Funds
73 Tremont, Street                                     Services Company (since
Boston, MA 02108-3913                                  July 1996); Second Vice
Age: 32                                                President, Manager of
                                                       Administration, Chase
                                                       Global Funds Services
                                                       Company (from October
                                                       1993 to July 1996); and
                                                       Audit Manager, Ernst &
                                                       Young LLP (from August
                                                       1987 to September 1993).


______________

1. This director is considered to be an "interested person" of Excelsior Fund as defined in the 1940 Act.

          Each director of Excelsior Fund receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to Excelsior Fund. The employees of Chase Global Funds Services Company do not receive any compensation from Excelsior Fund for acting as officers of Excelsior Fund. No person who is currently an officer, director or employee of the Investment Adviser serves as an officer, director or employee of Excelsior Fund. As of March 9, 1998, the directors and officers of Excelsior Fund as a group owned beneficially less than 1% of the outstanding shares of each fund of Excelsior Fund, and less than 1% of the outstanding shares of all funds of Excelsior Fund in the aggregate.

          The following chart provides certain information about the fees received by Excelsior Fund's directors in the most recently completed fiscal year.

                                                         Pension or
                                                         Retirement           Total
                                                          Benefits         Compensation
                                                         Accrued as    from Excelsior Fund
                                       Aggregate         part of           and Fund
   Name of                         Compensation from       Fund           Complex* Paid
Person/Position                     Excelsior Fund       Expenses         to Directors
---------------                    -----------------    ----------     --------------------
Donald L. Campbell                     $13,500             None             $31,750(4)**
Director

Rodman L. Drake***                     $ 3,750             None             $12,250(4)**
Director

Joseph H. Dugan                        $15,000             None             $35,000(4)**
Director

Wolfe J. Frankl                        $15,000             None             $35,000(4)**
Director

W. Wallace MaDowell, Jr.***            $ 2,250             None             $ 9,250(4)**
Director

Jonathan Piel***                       $ 3,750             None             $12,500(4)**
Director

Robert A. Robinson                     $15,000             None             $35,000(4)**
Director

Alfred C. Tannachion****               $20,000             None             $45,000(4)**
Director

Frederick S. Wonham****                $15,000             None             $35,000(4)**
Chairman of the Board,
President and Treasurer

____________________

* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, UST Master Variable Series, Inc., Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

*** Messrs. Drake, McDowell and Piel were elected to the Board of Excelsior Fund and Excelsior Tax-Exempt Fund on December 9, 1996.

**** Mr. Tannachion served as Excelsior Fund's Chairman of the Board, President and Treasurer until February 13, 1997. On that date, Mr. Wonham was elected to serve as Excelsior Fund's Chairman of the Board, President and Treasurer.

Investment Advisory and Administration Agreements
-------------------------------------------------

          United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as Investment Adviser to the Funds. In the Investment Advisory Agreement, the Investment Adviser has agreed to provide the services described in the Prospectus. The Investment Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          The Investment Advisory Agreement provides that the Investment Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that the Investment Adviser shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Investment Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. In addition, the Investment Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          Chase Global Funds Services Company ("CGFSC"), Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Connecticut (collectively, the "Administrators") serve as the Funds' administrators. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare Federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

Shareholder Organizations
-------------------------

          As stated in the Prospectus, Excelsior Fund has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of
 .40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange, and redemption transactions; (c) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (d) providing tax and dividend information to shareholders as appropriate; (e) transmitting proxy statements, annual reports, updated prospectuses and other communications from Excelsior Fund to Customers; and (f) providing or arranging for the provision of other related services.

          Excelsior Fund's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by Excelsior Fund. Pursuant to the Plan, Excelsior Fund's Board of Directors will review, at least quarterly, a written report of the amounts expended under Excelsior Fund's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of Excelsior Fund's directors, including a majority of the directors who are not "interested persons" of Excelsior Fund as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to Excelsior Fund's arrangements with Shareholder Organizations must be approved by a majority of Excelsior Fund's Board of Directors (including a majority of the Disinterested Directors). So long as Excelsior Fund's arrangements with Shareholder Organizations are in effect, the select on and nomination of the members of Excelsior Fund's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of Excelsior Fund will be committed to the discresion of such Disinterested Directors.

Expenses
--------

          Except as otherwise noted, the Investment Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to Excelsior Fund's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

Custodian and Transfer Agent
----------------------------

     The Chase Manhattan Bank ("Chase") serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and
(vi) make periodic reports to Excelsior Fund's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation.

     U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy material for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to Excelsior Fund's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

     U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a subtransfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from Excelsior Fund for any of its subtransfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

                            PORTFOLIO TRANSACTIONS
                            ----------------------

          Subject to the general control of Excelsior Fund's Board of Directors, the Investment Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rate may also be affected by cash requirements for redemptions of Shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the Securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreement between Excelsior Fund and the Investment Adviser provides that, in executing portfolio transactions and selecting brokers or dealers, the Investment Adviser will seek to obtain the best net price and the most favorable execution. The Investment Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of Excelsior Fund, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreement authorizes the Investment Adviser, to the extent permitted by law and subject to the review of Excelsior Fund's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Investment Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Investment Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Investment Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Investment Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Investment Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Investment Adviser, Distributor, or any affiliated person of either of them (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Investment Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Investment Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Investment Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

                             INDEPENDENT AUDITORS
                             --------------------

          Ernst & Young LLP, independent auditors, 200 Clarendon Street, Boston, MA 02116, serve as auditors of Excelsior Fund.

                                    COUNSEL
                                    -------


          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of Excelsior Fund, and Mr. Malloy, Assistant Secretary of Excelsior Fund, are Partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to Excelsior Fund and will pass upon the legality of the Shares offered by the Prospectus.

                    ADDITIONAL INFORMATION CONCERNING TAXES
                    ---------------------------------------

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          To qualify as a regulated investment company, the Code requires, among other things, that at the end of each quarter, no more than 5% of the value of a Fund's total assets may be invested in the securities of any one issuer, and no more than 10% of the outstanding voting securities of such issuer may be held by the Fund, except that (a) up to 50% of the value of the Fund's total assets may be invested without regard to these limitations, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer (or two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses); (b) the foregoing limitations do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (c) the Fund will be considered to have violated these diversification requirements only if the noncompliance results from an acquisition of securities during the quarter and is not cured within 30 days after the end of the quarter (other than in the case of the first quarter of the Fund's operations).


          Each Fund intends to designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Upon the sale or exchange of Shares, if the shareholder has not held such Shares for more than six months, any loss on the sale or exchange of those Shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the Shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          For fiscal years beginning before August 5, 1997, a Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of the following investments held for less than three months (the "Short-Short Test"): (1) stock and securities (as defined in section 2(a) (36) of the 1940 Act); (2) options, futures and forward contracts other than those on foreign currencies; (3) foreign currencies (and options, futures and forward contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock and securities (and options and futures with respect to stocks and securities). Interest (including original issue discount and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other requirement. However, any other income which is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose. With respect to covered call options, if the call is exercised by the holder, the premium and the price received on exercise constitute the proceeds of sale, and the difference between the proceeds and the cost of the securities subject to the call is capital gain or loss. Premiums from expired call options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. With respect to forward contracts, futures contracts, options on futures contracts, and other financial instruments subject to the "mark-to-market" rules, the Internal Revenue Service has ruled in private letter rulings that a gain realized from such a contract, option or financial instrument will be treated as being derived from a security held for three months or more (regardless of the actual period for which the contract, option or instrument is held) if the gain arises as a result of a constructive sale under the mark-to-market rules, and will be treated as being derived from a security held for less than three months only if the contract, option or instrument is terminated (or transferred) during the taxable year (other than by reason of mark-to-market) and less than three months has elapsed between the date the contract, option or instrument was acquired and the termination date. Increases and decreases in the value of the forward contracts, futures contracts, options on futures contracts and other investments that qualify as part of a "designated hedge," as defined in Section 851(g) of the Code, may be netted for purposes of determining whether the Short-Short Test is met.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The Real Estate Fund may invest in real estate investment trusts ("REITs") that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to Federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. Federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest Federal income tax rate imposed on corporations. The Investment Adviser does not intend on behalf of the Fund to invest in REITs, a substantial portion of the assets of which consists of residual interests in REMICs.

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                       PERFORMANCE AND YIELD INFORMATION
                       ---------------------------------

          Each Fund may advertise the "average annual total return" for its Shares. Such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                      ERV /1/n/
                               T = [(-----) - 1]
                                       p

     Where:    T =  average annual total return.

               ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

               P =  hypothetical initial payment of $1,000.

               n =  period covered by the computation, expressed in years.


          Each Fund may also advertise the "aggregate total return" for its Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                           ERV
               Aggregate Total Return = [(-----)] - 1
                                            p

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per Share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.


          Based on the foregoing calculations, the average annual total returns for the Shares of the Large Cap Growth and Real Estate Funds for the period October 1, 1997 (commencement of operations) to February 28, 1998 were 46.16% and (0.56)%, respectively. The aggregate total returns for the Shares of the Large Cap Growth and Real Estate Funds for the period October 1, 1997 (commencement of operations) to February 28, 1998 were 17.00% and (0.23)%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in Shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The Real Estate Fund may advertise the standardized effective 30-day (or one month) yield calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for the Fund according to the following formula;

                                          a-b
                          Yield = 2 [(----------- + 1)(to the power of 6) - 1]
                                          cd

          Where:    a = dividends and interest earned during the period.

                    b = expenses accrued for the period (net of reimbursements).

                    c = average daily number of Shares outstanding that were
                        entitled to receive dividends.

                    d = maximum offering price per Share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), the Real Estate Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.


     Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Real Estate Fund to all shareholder accounts and to the particular series of Shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per Share (variable "d" in the formula). Based on the foregoing calculations, the Real Estate Fund's standardized effective yield for the 30-day period ended February 28, 1998 was 4.57%.

     The total return and yield of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street
                               -------------------------------------------------
Journal and The New York Times, or in publications of a local or regional
------------------------------
nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund Shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund Shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Investment Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and Shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements of communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                                 MISCELLANEOUS
                                 -------------

          As used in the Prospectus, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of Excelsior Fund not belonging to a particular portfolio of Excelsior Fund. In determining a Fund's net asset value, assets belonging to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of Excelsior Fund which are normally allocated in proportion to the relative asset values of Excelsior Fund's portfolios at the time of allocation. Subject to the provisions of Excelsior Fund's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.


          As of March 9, 1998, U.S. Trust and its affiliates held of record substantially all of the Funds' outstanding Shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such Shares.

          As of March 9, 1998, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that beneficially owned 5% or more of the outstanding Shares of a Fund were as follows: Real Estate Fund: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 11.36%; and Eugene Higgins Residuary Trust, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York, 10036, 9.67%.

                             FINANCIAL STATEMENTS
                             --------------------

          The Fund's unaudited financial statements for the period from October 1, 1997 (commencement of operations) through February 28, 1998 are attached as Appendix B to this Statement of Additional Information.

                                  APPENDIX A
                                  ----------

COMMERCIAL PAPER RATINGS
------------------------

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

     "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     "B" - Issues are regarded as having only a speculative capacity for timely payment.

     "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     "D" - Issues are in payment default.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers or related supporting institutions have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers or related supporting institutions have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     "Prime-3" - Issuers or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


     "F-1" - Securities possess highest credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

     "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" ratings.

     "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


     "B" - Securities are speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


     "C" - Default is a real possibility for these securities. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Fitch IBCA may also use the symbol "LOC" with its short-term ratings to
           ----
indicate that the rating is based upon a letter of credit issued by a commercial bank.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and brokerdealers. The following summarizes the ratings used by Thomson BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.




CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS
----------------------------------------------

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

     "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     "CI" - This rating is reserved for income bonds on which no interest is being paid.

     "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some what larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A" "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the highest four ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

     "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


     "BBB" - Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.




     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC," and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS
----------------------

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

     Fitch IBCA Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998
LARGE CAP GROWTH FUND (UNAUDITED)


                                            APPENDIX B
                                            ----------

                                                                                     VALUE
SHARES                                                                              (NOTE 1)
----------                                                                       --------------
COMMON STOCKS - 96.47%
                CONSUMER CYCLICAL - 18.51%
         8,000  BMC Software, Inc.                                               $   612,000
        42,000  Cendant Corp.                                                      1,575,000
        24,000  Harley-Davidson, Inc.                                                696,000
        22,000  Home Depot, Inc.                                                   1,403,875
        18,000  Sylvan Learning Systems, Inc.                                        822,375
        11,000  Walt Disney Co.                                                    1,231,313
                                                                            ----------------
                                                                                   6,340,563
                                                                            ----------------
                CONSUMER STAPLES - 18.64%
        18,000  Coca Cola Co.                                                      1,236,375
        12,000  Gillette Co.                                                       1,294,500
        17,500  Pfizer, Inc.                                                       1,548,750
        25,000  Philip Morris Companies, Inc.                                      1,085,938
        25,000  Quintiles Transnational Corp.                                      1,221,875
                                                                            ----------------
                                                                                   6,387,438
                                                                            ----------------
                FINANCIAL - 21.10%
        10,000  American International Group, Inc.                                 1,201,875
        12,000  Citicorp                                                           1,590,000
        20,000  Fannie Mae                                                         1,276,250
        22,000  Merrill Lynch & Co.                                                1,574,375
        42,000  Schwab (Charles) Corp.                                             1,585,500
                                                                            ----------------
                                                                                   7,228,000
                                                                            ----------------
                TECHNOLOGY - 38.22%
        14,000  America Online, Inc.                                               1,695,750
        26,000  Cisco Systems, Inc.                                                1,712,750
        13,000  Dell Computer Corp.                                                1,817,562
        46,000  EMC Corp.                                                          1,759,500
        19,000  Intel Corp.                                                        1,702,875
        29,000  Medtronic, Inc.                                                    1,540,625
        21,000  Microsoft Corp.                                                    1,779,750
        18,000  Tellabs, Inc.                                                      1,086,750
                                                                            ----------------
                                                                                  13,095,562
                                                                            ----------------
                TOTAL COMMON STOCKS
                (Cost $28,557,150)                                                33,051,563
                                                                            ----------------

PRINCIPAL
AMOUNT
--------------
REPURCHASE AGREEMENT - 6.24%
2,138,000       Agreement with Chase Manhattan Corp., 5.43%, dated 2/27/98, due 3/2/98 to be repurchased at $2,138,967, collateralized by $1,745,000 U.S. Treasury Notes, 8.125%, due 8/15/19 valued at $2,193,584.
                (Cost $2,138,000)                                                                             2,138,000
                                                                                                      ------------------
                                                                                                              2,138,000
                                                                                                      ------------------
TOTAL INVESTMENTS
(Cost $30,695,150*)                                                             102.71%                     $35,189,563
LIABILITIES AND OTHER ASSETS (NET)
                                                                                 (2.71%)                       (928,251)
                                                                ----------------------                -------------------
NET ASSETS                                                                      100.00%                     $34,261,312
                                                                ======================                ===================

*  Aggregate cost for Federal tax and book purposes.

                      See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1998
REAL ESTATE FUND (UNAUDITED)

                                                                                         VALUE
  SHARES                                                                                (NOTE 1)
----------                                                                           --------------
REAL ESTATE INVESTMENT TRUSTS - 95.77%
        55,500  Alexander Haagen Properties                                          $  953,906
        37,500  Associated Estates Realty Corp.                                         768,750
        36,500  Avalon Properties Inc.                                                1,049,375
        35,000  Arden Realty Group, Inc.                                                999,688
        49,000  Bedford Property Investors                                              961,625
        29,500  Boston Properties Inc.                                                1,003,000
        40,000  Cabot Industrial Trust                                                  855,000
        52,000  Catellus Development Corp.                                              942,500
        33,500  Chateau Communities Inc.                                              1,005,000
        29,000  Crescent Real Estate Equities Co.                                       987,812
        25,000  Developers Divers Realty Corp.                                        1,020,312
        43,000  Duke Realty Investment Inc.                                             986,312
        34,203  Equity Office Properties Trust                                        1,008,988
        20,000  Equity Residential Props Trust                                          958,750
        38,000  First Washington Realty Trust                                           988,000
        13,500  Forest City Enterprises -Class A                                        745,875
        30,000  Glenborough Realty Trust Inc.                                           855,000
        43,500  Glimcher Realty Trust                                                   978,750
        35,500  Golf Trust of America Inc.                                            1,025,063
        36,000  Health Care REIT Inc.                                                   969,750
        29,500  Highwoods Properties Inc.                                             1,026,969
        48,000  Health And Retirement Properties Trust                                  960,000
        29,000  Hospitality Properties Trust                                          1,015,000
        29,000  KimCo. Realty Corp.                                                   1,018,625
        26,000  Mack-Cali Realty Corp.                                                  981,500
        28,500  Meditrust Corp. Paired Stock                                            876,375
        42,000  Merry Land & Investment Co. Inc.                                        973,875
        43,000  Pacific Gulf Properties Inc.                                            997,063
        36,000  Prentiss Properties Trust                                               960,750
        38,000  Security Capital Industrial Trust                                       921,500
        33,000  Shurgard Storage Centers A                                              919,875
        30,000  Simon Debartolo Group Inc.                                              926,250
        23,000  Spieker Properties Inc.                                                 912,813
        18,500  Starwood Hotels & Resorts                                             1,046,406
        71,500  Taubman Center Inc.                                                     933,969
        66,000  United Dominion Realty Trust                                            924,000
        22,000  Vornado Realty Trust                                                    933,625
        22,000  Weingarten Realty Investors                                             981,750
                                                                                    -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $37,186,494)                                                                   36,373,801
                                                                                    -----------

PRINCIPAL
AMOUNT
----------
REPURCHASE AGREEMENT - 4.27%
  1,623,000  Agreement with Chase Manhattan Corp., 5.43%, dated 2/27/98, due
             3/02/98 to be repurchased at $1,623,734, collaterallized by
             $1,325,000 U.S. Treasury Notes, 8.125%, due 8/15/19, valued at
             $1,665,616.
             (Cost $1,623,000)                                                        1,623,000
                                                                                    -----------
TOTAL INVESTMENTS
(Cost $38,809,494*)                                        100.04%                  $37,996,801
LIABILITIES AND OTHER ASSETS (NET)
                                                            (0.04%)                     (15,097)
                                           ----------------------                   -----------
NET ASSETS                                                 100.00%                  $37,981,704
                                           ======================                   ===========

* Aggregate cost for Federal tax and book purposes.

                      See Notes to Financial Statements.

EXCELSIOR FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------

                                                                 LARGE CAP GROWTH          REAL ESTATE
                                                                       FUND                   FUND
                                                                 ----------------         ------------
ASSETS:
  Investments, at cost-see accompanying portfolios............   $    30,695,150        $    38,809,494
                                                                 ===============        ===============
  Investments, at value (Note 1)..............................   $    35,189,563        $    37,996,801
  Cash........................................................             1,463                  1,635
  Dividends receivable........................................             4,974                    945
  Interest receivable.........................................               967                    734
  Receivables for fund shares sold............................             1,500                      -
  Prepaid expenses............................................               628                   1,012
  Unamortized organization costs (Note 5).....................            41,743                  27,897
                                                                 ---------------        ----------------
     TOTAL ASSETS.............................................        35,240,838              38,029,114

LIABILITIES:
  Payable for investments purchased...........................           926,686                       -
  Investment advisory fees payable (Note 2)...................            17,394                  24,569
  Administration fees payable (Note 2)........................             4,218                   4,966
  Directors' fees payable (Note 2)............................               204                     303
  Accrued expenses and other payable..........................            31,024                  17,572
                                                                 ---------------        ----------------
     TOTAL LIABILITIES........................................           979,526                  47,410
                                                                 ---------------        ----------------
NET ASSETS....................................................   $    34,261,312        $     37,981,704
                                                                 ===============        ================
NET ASSETS consist of:
  Undistributed net investment income (loss)..................   $       (11,597)       $        165,267
  Accumulated net realized gain (loss) on investments.........          (214,016)                168,428
  Unrealized appreciation\depreciation of investments.........         4,494,413                (812,693)
  Par value (Note 4)..........................................             4,181                   5,495
  Paid in capital in excess of par value......................        29,988,331              38,455,207
                                                                 ---------------        ----------------
TOTAL NET ASSETS..............................................   $    34,261,312        $     37,981,704
                                                                 ===============        ================

SHARES:
  Net Assets..................................................   $    34,261,312              37,981,704
  Shares of Common Stock Outstanding..........................         4,181,181               5,495,232
  NET ASSET VALUE PER SHARE...................................              8.19                    6.91
                                                                 ===============        ================

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
STATEMENTS OF OPERATIONS
FOR THE PERIOD OCTOBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998 (UNAUDITED)
-------------------------------------------------------------------------------

                                                                   LARGE CAP GROWTH                   Real Estate
                                                                        FUND                             Fund
                                                                   --------------                    --------------
 INVESTMENT INCOME:
    Interest income....................................          $         30,716                  $         56,847
    Dividend income....................................                    37,318                           519,868
                                                                   --------------                    --------------
     Total Income......................................                    68,034                           576,715

 EXPENSES:
      Investment advisory fees (Note 2)................                    56,879                           105,457
      Administration fees (Note 2).....................                    11,603                            15,999
      Custodian fees...................................                     8,427                             9,102
      Directors' fees and expenses (Note 2)............                       297                               447
      Amortization of organization costs (Note 5)......                     1,864                             2,525
      Miscellaneous expenses...........................                    13,598                            13,460
                                                                   --------------                    --------------
         TOTAL EXPENSES................................                    92,668                           146,990
      Fees waived by investment adviser and                               (13,037)                          (20,620)
      administrators (Note 2)..........................
                                                                   --------------                    --------------
         NET EXPENSES..................................                    79,631                           126,370
                                                                   --------------

    NET INVESTMENT INCOME (LOSS).....................                     (11,597)                          450,345
                                                                   --------------                    --------------

    REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      (Note 1):
      Net realized gain (loss):
       Security transactions............................                 (214,016)                          168,428

     Change in unrealized appreciation/depreciation
      on investments during the period..................                4,494,413                         (812,693)
                                                                   --------------                   --------------

    NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS              4,280,397                         (644,265)
                                                                   --------------                   --------------

    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      4,268,800                 $       (193,920)
                                                                   ==============                   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

EXCELSIOR FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               LARGE CAP GROWTH           REAL ESTATE
                                                                                     FUND                     FUND
                                                                               ----------------          -------------
    Net investment income (loss)............................................    $       (11,597)         $     450,345
    Net realized gain (loss) on investments.................................           (214,016)               168,428
    Change in unrealized appreciation/depreciation on investments...........          4,494,413               (812,693)
                                                                               ----------------          -------------
    Net increase (decrease) in net assets resulting from operations.........          4,268,800               (193,920)
    Distributions to shareholders:
    From net investment income..............................................                  -               (285,078)
                                                                               ----------------          -------------
    Increase in net assets from fund share transactions (Note 4)                     29,992,512             38,460,702
                                                                               ----------------          -------------

    Net increase (decrease) in net assets...................................         34,231,312             37,981,704
    NET ASSETS:
      Beginning of period...................................................                  -                      -

      End of period (1).....................................................   $     34,261,312          $  37,981,704
                                                                               ================          =============
    ------------------------------------------------------------------------
(1) Including undistributed net investment income                                       (11,597)               165,267
                                                                               ================          =============

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS - SELECTED PER SHARE DATA AND RATIOS (UNAUDITED)
--------------------------------------------------------------------------------------

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD OCTOBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1998.

                                                               NET ASSET       NET          NET REALIZED
                                                                VALUE,      INVESTMENT     AND UNREALIZED     TOTAL FROM
                                                               BEGINNING      INCOME        GAIN (LOSS)       INVESTMENT
                                                               OF PERIOD      (LOSS)       ON INVESTMENTS     OPERATIONS
                                                           -------------      ------       --------------     ----------
      LARGE CAP GROWTH FUND                                        $7.00             -             $ 1.19         $ 1.19

      REAL ESTATE FUND                                             $7.00         $0.10             $(0.12)        $(0.02)

                                                                      DIVIDENDS      DISTRIBUTIONS
                                                                       FROM NET         FROM NET
                                                                      INVESTMENT     REALIZED GAIN
                                                                        INCOME       ON INVESTMENTS
                                                                      ----------     --------------
      LARGE CAP GROWTH FUND                                                 -                  -

      REAL ESTATE FUND                                                 $(0.07)                 -

*        Not Annualized
**       Annualized
+ Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       See Notes to Financial Statements

EXCELSIOR FUNDS, INC.
FINANCIAL HIGHLIGHTS - SELECTED PER SHARE DATA AND RATIOS (CONTINUED)
--------------------------------------------------------------------------------

                                                                                               RATIO OF NET        RATIO OF GROSS
DISTRIBUTIONS IN                                                            NET ASSETS,         OPERATING            OPERATING
 EXCESS OF NET                              NET ASSET                           END              EXPENSES            EXPENSES
 REALIZED GAIN            TOTAL            VALUE, END         TOTAL           OF PERIOD         TO AVERAGE          TO AVERAGE
 ON INVESTMENTS        DISTRIBUTIONS        OF PERIOD        RETURN            (000)            NET ASSETS         NET ASSETS +
----------------      ---------------      -----------    ------------     -------------      -------------      ----------------
      -                     -                $8.19          17.00  % *         $34,261             1.05%  **           1.23%  *


      -                $(0.07)               $6.91          (0.23) %  *        $37,982             1.20%  **           1.41%  **

 RATIO OF NET
  INVESTMENT
 INCOME (LOSS)           PORTFOLIO            FEE               AVERAGE
  TO AVERAGE             TURNOVER           WAIVERS            COMMISSION
  NET ASSETS               RATE             (NOTE 2)             RATE
--------------          -----------       ----------         -------------
  (0.15)  %  **            18%  **            $0.18              $0.0324

   4.31  %  **             28%  **            $0.20              $0.0704

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   SIGNIFICANT ACCOUNTING POLICIES

     Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for the Large Cap Growth Fund and the Real Estate Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Portfolios commenced operations on October 1, 1997.

(A)  PORTFOLIO VALUATION:

     Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of the closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded. Securities for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Fund's Board of Directors. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

     All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     Forward foreign currency exchange contracts: The Portfolios' participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

     (B)  SECURITY TRANSACTIONS AND INVESTMENT INCOME:

          Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     (C)  REPURCHASE AGREEMENTS:

          Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price.

          If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

     (D)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

          Dividends from net investment income and net realized capital gains are declared and distributed to shareholders at least annually. Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales and post-October losses.

          In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

     (E)  FEDERAL TAXES:

          It is the policy of Excelsior Fund that the Portfolios qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

          At February 28, 1998, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                                                                       NET
                                            TAX BASIS          TAX BASIS            UNREALIZED
                                           UNREALIZED          UNREALIZED          APPRECIATION
                                          APPRECIATION       (DEPRECIATION)       (DEPRECIATION)
                                      ------------------------------------------------------------
Large Cap Growth Fund                       $4,500,107        $    (5,694)           $4,494,413
Real Estate Fund                               304,342         (1,117,035)             (812,693)


     (F)  EXPENSE ALLOCATION:

          Expenses directly attributable to a Portfolio or a class of shares in such Portfolio are charged to that Portfolio or such share class. Other expenses are allocated to the respective Portfolios based on average net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION EXPENSES AND RELATED PARTY TRANSACTIONS:

     United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company of Connecticut ("U.S. Trust CT" and, collectively with U.S. Trust NY, "U.S. Trust") serve as the investment advisers to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of the average daily net assets of the Large Cap Growth Fund and 1.00% of the average daily net assets of the Real Estate Fund. U.S. Trust NY and U.S. Trust CT are wholly-owned subsidiaries of U.S. Trust Corporation, a registered bank holding company.

     U.S. Trust CT, Chase Global Funds Services Company ("CGFSC"), a subsidiary of The Chase Manhattan Bank and Federated Administrative Services ("FAS") (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the period October 1, 1997 (commencement of operations) to February 28, 1998, Administration fees charged by U.S. Trust were as follows:

Large Cap Growth Fund                                           $2,274
Real Estate Fund                                                $3,151

     From time to time, as they may deem appropriate in their sole discretion, or pursuant to applicable state expense limitations, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. In addition, until further notice to Excelsior Fund, U.S. Trust intends to voluntarily waive fees to the extent necessary for each of the Large Cap Growth Fund and the Real Estate Fund to maintain an annual expense ratio of not more than 1.05% and 1.20% respectively. For the period October 1, 1997 (commencement of operations) to February 28, 1998, pursuant to this voluntary expense limitation U.S. Trust waived fees of $13,036 and $20,620 for the Large Cap Growth Fund and the Real Estate Fund, respectively.

     Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Until further notice to Excelsior Fund, U.S. Trust and the Administrators have voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to administrative service fees payable by that Portfolio. For the period October 1, 1997 (commencement of operations) to February 28, 1998 the Portfolios have incurred no administrative service expense.

     Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, serves as the sponsor and distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

     Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000.

3.   PURCHASES AND SALES OF SECURITIES:

     For the period October 1, 1997 (commencement of operations) to February 28, 1998, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                     PURCHASES                 SALES
                                    --------------------------------------
Large Cap Growth Fund                $30,039,676               $1,268,510
Real Estate Fund                      39,556,901                2,538,835


4.   COMMON STOCK:

     Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock representing interests in one of eighteen separate investment portfolios. Authorized capital currently offered for each Portfolio is as follows: 500 million shares of each of the Large Cap Growth and Real Estate Funds.

     Each share has a par value of $.001, and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                                  LARGE CAP GROWTH FUND
                                         --------------------------------------
                                                   10/01/97*- 02/28/98
                                         --------------------------------------
                                               SHARES              AMOUNT
                                         --------------------------------------
Sold:                                            4,278,369          $30,707,603
Issued as reinvestment of dividends                      -                    -
Redeemed                                           (97,188)            (715,091)
                                         --------------------------------------
Net Increase                                     4,181,181          $29,992,512
                                         ======================================

_____________

* Commencement of operations

                                                     REAL ESTATE FUND
                                         --------------------------------------
                                                   10/01/97*- 02/28/98
                                         --------------------------------------
                                               SHARES              AMOUNT
                                         --------------------------------------
Sold:                                            5,533,324          $38,728,478
Issued as reinvestment of dividends                    203          $     1,417
Redeemed                                           (38,295)            (269,193)
                                         --------------------------------------
Net Increase                                     5,495,232          $38,460,702
                                         ======================================

_____________

* Commencement of operations

5.   ORGANIZATION COSTS

     Excelsior Fund has borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations.

                             EXCELSIOR FUNDS, INC.

                                   FORM N-1A
                                   ---------

PART C.  OTHER INFORMATION

       Item 24.     Financial Statements and Exhibits
                    ---------------------------------

                    (a)  Financial Statements:


                         (1)  Included in Part A:

                              .    Unaudited Financial Highlights for the
                                   Registrant's Large Cap Growth and Real Estate Funds for the period from October 1, 1997 (commencement of operations) to February 28, 1998.

                         (2) Included in Part B are the following unaudited financial statements for the Registrant's Large Cap Growth and Real Estate Funds:

                              .    Portfolio of Investments - February 28, 1998;

                              .    Statement of Assets and Liabilities -
                                   February 28, 1998;

                              . Statement of Operations for the period from October 1, 1997 (commencement of operations) to February 28, 1998;

                              . Statement of Changes in Net Assets for the period from October 1, 1997 (commencement of operations) to February 28, 1998;


                              . Unaudited financial highlights for the period from October 1, 1997 (commencement of operations) to February 28, 1998, and

                              .    Notes to Financial Statements.

                    (b)  Exhibits:
                         --------


                         (1) (a) Articles of Incorporation of Registrant dated August 1, 1984 (7).

                              (b) Articles Supplementary of Registrant dated October 29, 1985 (7).

                              (c) Articles Supplementary of Registrant dated September 30, 1986 (7).

                              (d) Articles Supplementary of Registrant dated April 10, 1987 (7).

                         (e) Articles Supplementary of Registrant dated April 27, 1990 (7).


                         (f) Articles Supplementary of Registrant dated October 26, 1990 (7).


                         (g) Articles Supplementary of Registrant dated January 29, 1991 (7).


                         (h) Articles Supplementary of Registrant dated December 23, 1992 (7).


                         (i) Articles Supplementary of Registrant dated August 31, 1995 (3).


                         (j) Articles Supplementary of Registrant dated December 28, 1995 (3).


                         (k) Articles Supplementary of Registrant dated September 11, 1997 (6).


                         (l) Articles Supplementary of Registrant dated December 22, 1997 (7).


                    (2) (a) Amended and Restated By-Laws of Registrant dated February 2, 1995 (6).


                         (b) Amendment No. 1 to By-Laws of Registrant dated May 16, 1997 (6).

                    (3)  None.

                    (4) (a) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 1, 1984 are incorporated herein by reference to Exhibit 1(a) of Registrant's Registration Statement on Form N-1A.

                         (b) Articles I, II, IV and VI of Registrant's By-Laws are incorporated herein by reference to Exhibit 2(a) of Registrant's Registration Statement on Form N-1A.

                    (5) (a) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Money Fund, Government Money Fund, Blended Equity Fund, Small Cap Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund, Environmentally-Related Products and Services Fund, Aging of America Fund, Communication and Entertainment Fund, Value and Restructuring Fund, Global Competitors Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund (5).

                         (b) Amendment No.1 dated July 25, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Large Cap Growth and Real Estate Funds) (6).

                         (c) Amendment No.2 dated November 14, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Emerging Markets Fund) (7).

                    (d) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Managed Income Fund
          (5).


                    (e) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Income and Growth Fund
          (5).


                    (f) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the International Fund
          (5).


                    (g) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Treasury Money Fund
          (5).


               (6) (a) Distribution Contract dated August 1, 1995 between Registrant and Edgewood Services, Inc. (3).


                    (b) Amended Exhibit A dated November 14, 1997 to the Distribution Contract dated August 1, 1995 (7).

               (7)  None.


               (8) (a) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 1, 1995 (as amended and restated on August 1, 1997) (6).


                    (b) Amended Exhibit A dated November 28, 1997 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) (7).


               (9) (a) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (6).


                    (b) Administration Agreement dated May 16, 1997 among Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut (5).


                    (c) Exhibit A dated November 14, 1997 to the Administration Agreement dated May 16, 1997 (7).


                    (d) Exhibit B dated November 14, 1997 to the Administration Agreement dated May 16, 1997 (7).


                    (e) Mutual Funds Transfer Agency Agreement dated as of September 1, 1995 between Registrant and United States Trust Company of New York (6).


                    (f) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995
          (7).


                    (g) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995
          (7).


                    (h) Mutual Funds Sub-Transfer Agency Agreement dated as of September 1, 1995 between United States Trust

          Company of New York and Chase Global Funds Services Company (6).


                    (i) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (7).


                    (j) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (7).


               (10) Opinion of counsel (7).


               (11) Consent of Drinker Biddle & Reath LLP (7).


               (12) None.


               (13) (a) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (7).


                    (b) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (7).


                    (c) Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995 (3).


                    (d) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997 (6).


                    (e) Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997 (7).


               (14) None.


               (15) None.


               (16) (a)  Schedule for computation of performance quotation
          (1).


                    (b)  Schedule for computation of performance quotation
          (2).


               (17) (a) Financial Data Schedule as of February 28, 1998 for the Large Cap Growth Fund (7).


                    (b) Financial Data Schedule as of February 28, 1998 for the Real Estate Fund (7).


               (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (4).


Notes:


(1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A filed August 1,
     1991.


(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 to its Registration Statement on Form N-1A filed August 2,
     1993.


(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 26 to its Registration Statement on Form N-1A filed July 3, 1997.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed July 31, 1997.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8,
     1997.

(7)  Filed herewith.

Item 25.  Persons Controlled By or Under
          Common Control with Registrant
          ------------------------------

          Registrant is controlled by its Board of Directors.

Item 26.  Number of Holders of Securities
          -------------------------------


          The following information is as of March 9, 1998.

Title of Class                                         Number of Record Holders
--------------                                         ------------------------
Class A Common Stock (Money Fund)                                5,131
Class B Common Stock (Government Money Fund)                     1,523
Class C Common Stock (Blended Equity Fund)                       5,176
Class C Common Stock
   Special Series 1 (Blended Equity Fund)                            0
Class D Common Stock (Managed Income Fund)                       1,441
Class E Common Stock (Income and Growth
   Fund)                                                         2,497
Class F Common Stock (International Fund)                        3,026
Class G Common Stock (Treasury Money Fund)                       1,349
Class H Common Stock (Small Cap Fund)                            2,317
Class H Common Stock -
   Special Series 1 (Small Cap Fund)                                 0
Class I Common Stock (Energy and Natural
   Resources Fund)                                               2,055
Class J Common Stock (Productivity
   Enhancers Fund)                                                   0
Class K Common Stock (Environmentally -
   Related Products and Services Fund)                               0
Class L Common Stock (Aging of America
   Fund)                                                             0
Class L Common Stock -
   Special Series 1 (Aging of America
   Fund)                                                             0
Class M Common Stock (Communication and
   Entertainment Fund                                                0
Class M Common Stock -
   Special Series 1 (Communication and
   Entertainment Fund                                                0
Class N Common Stock (Value and
   Restructuring Fund                                            6,208
Class N Common Stock -
   Special Series 1 (Value and
   Restructuring Fund                                                0
Class O Common Stock (Global Competitors
   Fund                                                              0
Class O Common Stock -
   Special Series 1 (Global Competitors
   Fund                                                              0
Class P Common Stock (Latin America
   Fund)                                                         3,287
Class Q Common Stock (Pacific/Asia Fund)                         2,166
Class R Common Stock (Pan European Fund)                         3,586
Class S Common Stock (Short-Term
   Government Securities Fund                                      414
Class T Common Stock (Intermediate-Term
   Managed Income Fund                                           1,072
Class U Common Stock (Large Cap Growth
   Fund                                                            795
Class V Common Stock (Real Estate Fund)                            670
Class W Common Stock (Emerging Markets Fund)                        86

Item 27.       Indemnification
               ---------------


               Article VII, Section 3 of Registrant's Articles of Incorporation, filed as Exhibit (1) (a) hereto, and Article VI, Section 2 of Registrant's Bylaws, incorporated herein by reference to Exhibit (2) (a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section 1.11 of the Distribution Contract incorporated herein by reference to Exhibit (6) (a) hereto, Section 12 of the Custody Agreement incorporated herein by reference to Exhibit (8) hereto, Section 7 of the Mutual Funds Transfer Agency Agreement incorporated herein by reference to Exhibit 9(c) hereto, and Section 6 of the Administration Agreement incorporated herein by reference to Exhibit 9(b) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.       Business and Other Connections of Investment Adviser
               ----------------------------------------------------

               (a)  U.S. Trust Company of Connecticut.

               U.S. Trust Company of Connecticut ("U.S. Trust CT") is a Connecticut State Bank and Trust Company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust CT, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                                 Principal              Type of
Trust CT      Name                        Occupation             Business
--------      ----                        ----------             --------
Director      John N. Irwin               Lawyer
              1133 Avenue of the
                 Americas
              New York, NY 10035

Director      June Noble Larkin           Foundation             Not-for-Profit
              Edward John Noble           Director               Organization
                 Foundation, Inc.
              32 East 57th Street
              New York, NY 10022

POSITION
--------
WITH U.S                              PRINCIPAL            TYPE OF
--------                              ---------            -------
TRUST CT      NAME                    OCCUPATION           BUSINESS
--------      ----                    ----------           --------

Director      Tucker H. Warner        Co-Founder,          Consulting Firm
              The Nutmeg Financial    Partner &
                Group, LLC            Director
              1157 Highland Avenue
                 West
              Cheshire, CT 06903

Director      Thomas C. Clark         Managing Director,   Asset Management,
              United States Trust     United States Trust  Investment and
                Company of New York   Company of New York  Fiduciary Services
              11 West 54th Street
              New York, NY 10019

Director      Maribeth S. Rahe        Vice Chairman,       Asset Management,
              United States Trust     United States Trust  Investment and
                Company of New York   Company of New York  Fiduciary Services
              114 West 47th Street
              New York, NY 10036

Director      Frederick B. Taylor     Vice Chairman,       Asset Management,
              United States Trust     United States Trust  Investment and
                Company of New York   Company of New York  Fiduciary Services
              114 West 47th Street
              New York, NY 10036

Director      Kenneth G. Walsh        Executive Vice       Asset Management,
              United States Trust     President,           Investment and
                Company of New York   United States        Fiduciary Services
              114 West 47th Street    Trust Company of
              New York, NY 10036      New York

Director,     William V. Ferdinand    Managing Director    Asset Management,
Managing      U.S. Trust Company      & CIO                Fiduciary Services
Director &      of Connecticut                             & Private Banking
CIO           225 High Ridge Road
              Stamford, CT 06905

Director,     W. Michael Funck        President & CEO     Asset Management,
President &   U.S. Trust Company                          Fiduciary Services
CEO             of Connecticut                            & Private Banking
              225 High Ridge Road
              Stamford, CT 06905

Vice Presi-   Neil M. McDonnell       Vice President &    Asset Management,
dent &        U.S. Trust Company      Treasurer           Fiduciary Services
Treasurer       of Connecticut                            & Private Banking
              225 High Ridge Road
              Stamford, CT 06905

Vice Presi-   Alberto Rodriguez       Vice President &    Asset Management,
dent &        U.S. Trust Company      Secretary           Fiduciary Services
Secretary       of Connecticut                            & Private Banking
              225 High Ridge Road
              Stamford, CT 06905

              (b)   United States Trust Company of New York.

              United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                  Principal               Type of
Trust NY       Name                        Occupation              Business
---------      ----                        ----------              --------
Director       Eleanor Baum                Dean of School          Academic
               The Cooper Union for        of Engineering
                the Advancement
                of Science & Art
               51 Astor Place
               New York, NY 10003

Director       Samuel C. Butler            Partner in Cravath,     Law Firm
               Cravath, Swaine             Swaine & Moore
                 & Moore
               Worldwide Plaza
               825 Eighth Avenue
               New York, NY 10019

Director       Peter O. Crisp              Chairman                Venture
               Venrock Inc.                                        Capital
               Room 5600
               30 Rockefeller Plaza
               New York, NY 10112

Director       Antonia M. Grumbach         Partner in Patter-      Law Firm
               Patterson, Belknap,         son, Belknap, Webb
                 Webb & Tyler LLP          & Tyler
               1133 Avenue of the
                Americas
               New York, NY 10036

Director       H. Marshall Schwarz         Chairman of the         Asset Management,
Chairman       United States Trust         Board & Chief Exe-      Investment and
of the Board     Company of New York       cutive Officer of       Fiduciary Services
and Chief      114 West 47th Street        U.S. Trust Corp. and
Executive      New York, NY 10036          U.S. Trust NY
Officer

Director       Philippe de Montebello      Director of the         Art Museum
               The Metropolitan Museum     Metropolitan
                 of Art                    Museum of Art
               1000 Fifth Avenue
               New York, NY 10028-0198

Director       Paul W. Douglas             Retired Chairman of     Coal Mining,
               250 Park Avenue             The Pittston Company    Transportation
               Suite 1800                                          and Security
               New York, NY 10177                                  Services

Director       Frederic C. Hamilton        Chairman of the         Investment and
               The Hamilton Companies      Board                   Venture Capital
               1560 Broadway
               Suite 2000
               Denver, CO 80202

Director       John E. Stookey             Corporate Director
               Per Scholas Inc.            and Trustee
               131 Walnut Avenue
               Bronx, New York 10454

Position
with U.S.                                  Principal                Type of
Trust NY       Name                        Occupation               Business
---------      ----                        ----------               --------
Director       Robert N. Wilson            Vice Chairman of         Health Care
               Johnson & Johnson           the Board of Johnson     Products
               One Johnson &               & Johnson
                 Johnson Plaza
               New Brunswick, NJ 08933

Director       Peter L. Malkin             Chairman of              Law Firm
               Wein, Malkin LLP            Wein, Malkin & Bettex
               Lincoln Building
               60 East 42nd Street
               New York, NY 10165

Director       David A. Olsen              Vice Chairman            Risk & Insurance
               Marsh & McLennan, Inc.                               Services
               125 Broad Street
               New York, NY 10004

Director       Richard F. Tucker           Retired Vice Chairman-   Petroleum
               P.O.Box 2072                Mobil Oil Corporation    and Chemicals
               New York, NY 10163

Director       Carroll L. Wainright,       Consulting Partner       Law Firm
               Jr.                         of Milbank, Tweed,
               Milbank, Tweed, Hadley      Hadley & McCloy
                 & McCloy
               One Chase Manhattan Plaza
               New York, NY 10005

Director       Ruth A. Wooden              President & CEO          Not for
               The Advertising                                      Profit Public
                Council, Inc.                                       Service
               261 Madison Avenue                                   Advertising
               11th Floor
               New York, NY 10016

Executive      Paul K. Napoli              Executive                Asset Management,
Vice           United States Trust         Vice President           Investment and
President        Company of New York                                Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director and   Maribeth S. Rahe            Vice Chairman            Asset Management,
Vice Chair-    United States Trust                                  Investment and
man              Company of New York                                Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director,      Frederick B. Taylor         Vice Chairman and        Asset Management,
Vice Chair-    United States Trust         Chief Investment Of-     Investment and
man and          Company of New York       ficer of U.S. Trust      Fiduciary Services
Chief Invest-  114 West 47th Street        Corporation and United
ment Officer   New York, NY 10036          States Trust Company
                                           of New York

Position
With U.S                                     Principal               Type of
Trust NY           Name                      Occupation              Business
--------           ----                      ----------              --------
Director,          Jeffrey S. Maurer         President and           Asset Management,
President,         United States Trust       Chief Operating         Investment and
and Chief           Company of New York      Officer                 Fiduciary Services
Operating          114 West 47th Street
Officer            New York, NY 10036


Trustee/           Daniel P. Davison        Chairman, Christie,      Fine Art
Director           Christie, Manson         Manson & Woods           Auctioneer
                     & Woods                International, Inc.
                     International, Inc.
                   502 Park Avenue
                   New York, NY 10021

Trustee/           Orson D. Munn            Chairman and             Investment.
Director           Munn, Bernhard &         Director of Munn,        Advisory
                     Associates, Inc.       Bernhard & Asso-         Firm
                   6 East 43rd Street       ciates, Inc.
                   28th Floor
                   New York, NY 10017

Executive          John L. Kirby            Executive                Asset Management,
Vice               United States Trust      Vice President           Investment and
President            Company of New York                             Fiduciary Services
                   114 West 47th Street
                   New York, NY 10030

Executive          Kenneth G. Walsh         Executive                Asset Management,
Vice               United States Trust      Vice President           Investment and
President            Company of New York                             Fiduciary Services
                   114 West 47th Street
                   New York, NY 10030

Director           Philip L. Smith          Corporate Director and
                   P.O. Box 386             Trustee
                   Ponte Verde Beach,
                   FL 32004

Executive          John C. Hover, II        Executive                Asset Management,
Vice               United States Trust      Vice President           Investment and
President            Company of New York                             Fiduciary Services
                   114 West 47th Street
                   New York, NY 10030

Executive          John M. Deignan          Executive                Asset Management,
Vice               United States Trust      Vice President           Investment and
President            Company of New York                             Fiduciary Services
                   114 West 47th Street
                   New York, NY 10030

Item 29.  Principal Underwriter
          ---------------------


               (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, Excelsior Funds, FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.


(b)  Names and Principal           Positions and Offices with      Offices with
     Business Addresses            the Distributor                 Registrant
     -------------------           --------------------------      ------------
     Lawrence Caracciolo           Director and President,              --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     Arthur L. Cherry              Director,                            --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     J. Christopher Donahue        Director,                            --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     Ronald M. Petnuch             Vice President,                      --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     Thomas P. Schmitt             Vice President
     Federated Investors Tower     Edgewood Services, Inc.              --
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     Thomas P. Sholes              Vice President                       --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     Ernest L. Linane              Assistant Vice President,            --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     S. Elliott Cohan              Secretary,                           --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

     Thomas J. Ward                Assistant Secretary,                 --
     Federated Investors Tower     Edgewood Services, Inc.
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

          Kenneth W. Pegher, Jr.         Treasurer,
          Federated Investors Tower      Edgewood Services, Inc.
          1001 Liberty Avenue
          Pittsburgh, PA 15222-3779

               (c)  Not Applicable.

Item 30.    Location of Accounts and Records
            --------------------------------

               1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

               2. U. S. Trust Company of Connecticut, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).


               3. Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

               4. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its function as co-administrator and sub-transfer agent).

               5. Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

               6. The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

               7. Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).

Item 31.    Management Services
            -------------------

                    Inapplicable.

Item 32.    Undertakings
            ------------

               (1) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.


               (2) Registrant hereby undertakes to file a post-effective amendment with respect to the Emerging Markets Fund, using financial statements which need not be certified, within four to six months from the effective date of Post-Effective Amendment No. 30 to Registrant's 1933 Act registration statement.

                                  SIGNATURES
                                  ----------

          Pursuant to the requirements of the Securities Act of 1933 and the Investment company Act of 1940, Excelsior Funds, Inc. certifies that it meets
                                                  ---------------------------
all of the requirements for effectiveness for this Post-Effective Amendment
---------------------------
No. 31 to its Registration Statement pursuant to Rule 485 (b) under the 1933 Act
--------------------------------------------------------------------------------
and has duly caused this Post-Effective Amendment No. 31 to its Registration
--------------------------------------------------------
Statement on Form N-1A to be signed on its behalf by the undersigned, therunto duly authorized, in the city of Philadelphia and the Commonwealth of Pennsylvania on the 13th day of March, 1998.
                    ----        -----------

                                   * Frederick S. Wonham
                                   ---------------------
                                   Frederick S. Wonham, President
                                   (Signature and Title)


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

     Signature                     Title                         Date
     ---------                     -----                         ----


* Frederick S. Wonham
---------------------
Frederick S. Wonham                Chairman of the Board,        March 13, 1998
                                   President and Treasurer

* Donald L. Campbell
---------------------              Director                      March 13, 1998
Donald L. Campbell


* Joseph H. Dugan
-----------------
Joseph H. Dugan                    Director                      March 13, 1998


* Wolfe J. Frankl
-----------------
Wolfe J. Frankl                    Director                      March 13, 1998


* Robert A. Robinson
--------------------
Robert A. Robinson                 Director                      March 13, 1998


* Alfred Tannachion                Director                      March 13, 1998
-------------------
Alfred Tannachion


* W. Wallace McDowell, Jr.         Director                      March 13, 1998
--------------------------
W. Wallace McDowell, Jr.


* Jonathan Piel                    Director                      March 13, 1998
---------------
Jonathan Piel


* Rodman L. Drake                  Director                      March 13, 1998
-----------------
Rodman L. Drake


*By: /s/ W. Bruce McConnel, III
     ---------------------------
     W. Bruce McConnel, III, Attorney-in-Fact

                                 EXHIBIT INDEX
                                 -------------


Exhibit No.              Description
-----------              -----------

(1)(a)         Articles of Incorporation of Registrant dated August 1, 1984.

(1)(b)         Articles Supplementary of Registrant dated October 29, 1985.

(1)(c)         Articles Supplementary of Registrant dated September 30, 1986.

(1)(d)         Articles Supplementary of Registrant dated April 10, 1987.

(1)(e)         Articles Supplementary of Registrant dated April 27, 1990.

(1)(f)         Articles Supplementary of Registrant dated October 26, 1990.

(1)(g)         Articles Supplementary of Registrant  dated January 29, 1991.

(1)(h)         Articles Supplementary of Registrant dated December 23, 1992.

(1)(l)         Articles Supplementary of Registrant dated December 22, 1997.

(5)(c) Amendment No. 2 dated November 14, 1997 to the Investment Advisory Agreement dated May 16, 1997 among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York.

(6)(b) Amended Exhibit A dated November 14, 1997 to the Distribution Contract dated August 1, 1995.

(8)(b) Amended Exhibit A dated November 28, 1997 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997).

(9)(c) Exhibit A dated November 14, 1997 to the Administration Agreement dated May 16, 1997.

(9)(d) Exhibit B dated November 14, 1997 to the Administration Agreement dated May 16, 1997.

(9)(f) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995.

(9)(g) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995.

(9)(i) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995.

(9)(j) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995.

(10)           Opinion of Drinker Biddle & Reath LLP.

(11)           Consent of Drinker Biddle & Reath LLP.

(13)(a) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985.

(13)(b)        Purchase Agreement between Registrant and UST Distributors, Inc.
               dated December 29, 1992.

(13)(e)        Purchase Agreement between Registrant and Edgewood Services, Inc.
               dated December 30, 1997.

(27)(a)        Financial Data Schedule-Large Cap Growth Fund.

    (b)        Financial Data Schedule-Real Estate Fund.